Quarterly Holdings Report
for
Fidelity® Small Cap Index Fund
January 31, 2026
SSP-NPRT3-0426
1.883103.114
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)(c)	144,190	1,756,234
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	440,477	5,801,082
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	969,573	19,052,109
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	1,551,237	14,690,214
BELGIUM - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA (c)	234,123	4,064,375
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	512,851	5,246,466
Financials - 0.2%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	405,488	21,004,279
Insurance - 0.1%
Aspen Insurance Holdings Ltd (b)(c)	149,230	5,570,756
Hamilton Insurance Group Ltd Class B (b)	437,275	12,134,381
Kestrel Group Ltd	26,208	311,089
		18,016,226
TOTAL FINANCIALS		39,020,505
Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	263,872	2,865,649
TOTAL BERMUDA		47,132,620
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Pagseguro Digital Ltd Class A	1,745,889	19,641,251
StoneCo Ltd Class A (b)	2,443,832	39,443,449
TOTAL FINANCIALS		59,084,700
Information Technology - 0.0%
IT Services - 0.0%
VTEX Class A (b)(c)	548,197	1,721,338
TOTAL BRAZIL		60,806,038
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd	948,933	38,517,190
CANADA - 1.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	927,846	4,249,535
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)(c)	1,789,716	5,691,297
Kolibri Global Energy Inc (United States) (b)	284,814	1,147,800
Teekay Tankers Ltd Class A	233,651	15,075,163
TOTAL ENERGY		21,914,260
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)(c)	202,434	2,716,663
Health Care - 0.2%
Biotechnology - 0.2%
Aurinia Pharmaceuticals Inc (b)	1,158,573	16,834,066
Bright Minds Biosciences Inc (United States) (b)(c)	49,172	3,823,123
Fennec Pharmaceuticals Inc (United States) (b)	224,488	1,703,864
TuHURA Biosciences Inc (b)(c)	269,747	144,342
Xenon Pharmaceuticals Inc (b)	738,636	30,291,462
TOTAL HEALTH CARE		52,796,857
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	224,962	8,022,145
Information Technology - 0.5%
Software - 0.5%
D-Wave Quantum Inc (b)(c)	3,256,101	69,094,464
Hut 8 Corp (United States) (b)	931,210	51,989,454
TOTAL INFORMATION TECHNOLOGY		121,083,918
Materials - 0.2%
Metals & Mining - 0.2%
Novagold Resources Inc (United States) (b)	2,945,923	25,717,908
Ssr Mining Inc (United States) (b)	1,980,733	45,220,134
US Goldmining Inc (b)(c)	22,405	301,011
Vox Royalty Corp (United States)	577,206	3,041,876
TOTAL MATERIALS		74,280,929
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	1,291,101	4,570,498
Utilities - 0.2%
Gas Utilities - 0.2%
Brookfield Infrastructure Corp (United States)	1,171,994	56,079,913
TOTAL CANADA		345,714,718
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	1,905,575	7,812,858
Software - 0.0%
Chaince Digital Holdings Inc (b)(c)	397,161	2,279,704
TOTAL CHINA		10,092,562
COSTA RICA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Logistic Properties Of The Americas (b)(c)	33,062	97,864
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	541,412	3,345,926
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)(c)	4,601,679	7,270,653
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	37,656	377,313
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	642,954	9,393,558
Webull Corp Class A	2,656,516	18,675,307

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		28,068,865
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	335,345	4,332,657
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)(c)	427,643	3,767,535
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	168,589	13,333,704
TOTAL IRELAND		21,433,896
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)(c)	266,006	1,407,172
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Nexxen International Ltd (b)	334,371	2,066,413
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	625,003	1,706,258
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	94,548	1,714,155
TOTAL HEALTH CARE		3,420,413
TOTAL ISRAEL		5,486,826
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (c)	598,307	5,199,288
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	174,881	2,114,311
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	181,634	866,394
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (c)	2,588,533	12,114,334
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	439,158	27,939,232
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Bulkers Holdings Ltd	84,180	1,391,495
Costamare Inc (c)	429,384	7,205,064
Safe Bulkers Inc	499,309	2,851,054
TOTAL INDUSTRIALS		11,447,613
TOTAL MONACO		39,386,845
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)(c)	611,103	23,515,244
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (c)	300,966	8,035,792
SFL Corp Ltd (c)	1,185,863	10,506,746
		18,542,538
TOTAL ENERGY		42,057,782
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	1,297,246	10,806,059
TOTAL NORWAY		52,863,841
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	274,894	13,324,112
PUERTO RICO - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	136,619	1,054,699
Liberty Latin America Ltd Class C (b)	1,371,658	10,671,499
TOTAL COMMUNICATION SERVICES		11,726,198
Financials - 0.3%
Banks - 0.2%
First BanCorp/Puerto Rico	1,549,980	34,285,559
Ofg Bancorp	429,571	17,311,711
		51,597,270
Financial Services - 0.1%
EVERTEC Inc	624,171	18,731,372
TOTAL FINANCIALS		70,328,642
TOTAL PUERTO RICO		82,054,840
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	316,604	3,583,957
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	495,254	28,392,912
TOTAL SINGAPORE		31,976,869
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	161,309	4,426,319
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	994,632	20,300,439
SWITZERLAND - 0.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	1,544,133	27,856,159
Health Care - 0.2%
Biotechnology - 0.2%
ADC Therapeutics SA (b)(c)	833,855	3,010,217
CRISPR Therapeutics AG (b)(c)	847,690	42,350,592
TOTAL HEALTH CARE		45,360,809
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	362,590	5,308,318
TOTAL SWITZERLAND		78,525,286
THAILAND - 0.6%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	215,939	6,424,185
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (b)	351,402	171,990,196
TOTAL THAILAND		178,414,381
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genius Sports Ltd Class A (b)	2,128,604	18,518,855
Financials - 0.1%
Capital Markets - 0.1%
Marex Group PLC	534,731	21,111,180
Insurance - 0.0%
Fidelis Insurance Holdings Ltd	544,412	10,365,604
TOTAL FINANCIALS		31,476,784
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	263,065	3,982,804
TOTAL UNITED KINGDOM		53,978,443
UNITED STATES - 95.7%
Communication Services - 2.6%
Diversified Telecommunication Services - 0.5%
Anterix Inc (b)	110,486	2,901,915
Atn International Inc	98,376	2,379,715
Bandwidth Inc Class A (b)	267,703	3,739,811
Cogent Communications Holdings Inc	475,877	11,563,811
Globalstar Inc (b)(c)	487,830	30,060,085
IDT Corp Class B	158,319	7,699,053
Lumen Technologies Inc (b)	9,277,478	81,827,356
Shenandoah Telecommunications Co (c)	493,909	5,862,700
Uniti Group Inc (b)	1,628,614	13,550,068
		159,584,514
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)(c)	5,004,067	6,955,653
Atlanta Braves Holdings Inc Class A (b)(c)	3,235	142,405
Atlanta Braves Holdings Inc Class C (b)	512,672	20,470,993
Cinemark Holdings Inc	1,012,267	23,970,483
CuriosityStream Inc Class A (c)	400,833	1,491,099
Eventbrite Inc Class A (b)	733,729	3,243,082
Gaia Inc Class A (b)	166,708	565,140
Golden Matrix Group Inc (b)	167,786	122,266
IMAX Corp (b)	425,590	14,857,347
Lionsgate Studios Corp	1,991,028	18,795,304
Madison Square Garden Entertainment Corp Class A (b)	384,694	23,801,018
Marcus Corp/The	220,237	3,323,376
Playstudios Inc Class A (b)	890,122	564,782
Playtika Holding Corp	566,202	2,049,651
Reservoir Media Inc (b)(c)	193,118	1,458,041
Sphere Entertainment Co Class A (b)(c)	270,227	25,809,381
Starz Entertainment Corp	111,266	1,111,547
Vivid Seats Inc Class A (b)(c)	31,273	227,980
		148,959,548
Interactive Media & Services - 0.4%
Angi Inc Class A (b)(c)	351,289	4,559,731
Arena Group Holdings Inc/The (b)(c)	126,551	492,283
Bumble Inc Class A (b)(c)	704,641	2,360,547
Cargurus Inc Class A (b)	798,424	25,868,939
Cars.com Inc (b)	522,633	5,937,111
EverQuote Inc Class A (b)	282,272	6,407,574
fuboTV Inc Class A (b)(c)	3,248,891	7,245,027
Getty Images Holdings Inc Class A (b)(c)	1,085,195	1,421,605
MediaAlpha Inc Class A (b)	327,012	3,345,333
Nextdoor Holdings Inc Class A (b)	2,118,023	4,151,325
QuinStreet Inc (b)	535,473	7,116,436
Rumble Inc Class A (b)(c)	1,038,854	5,911,079
Shutterstock Inc	246,057	4,884,231
Teads Holding Co (b)(c)	370,667	249,496
Travelzoo (b)	58,967	344,957
TripAdvisor Inc Class A (c)	1,111,601	14,773,177
Yelp Inc Class A (b)	587,634	16,089,420
Ziff Davis Inc (b)(c)	395,430	15,113,335
ZipRecruiter Inc Class A (b)	605,740	1,490,120
		127,761,726
Media - 1.0%
Advantage Solutions Inc Class A (b)	925,734	999,792
AMC Networks Inc Class A (b)(c)	297,012	2,289,963
Boston Omaha Corp (b)(c)	209,386	2,556,603
Cable One Inc (c)	50,458	4,086,593
EchoStar Corp Class A (b)(c)	1,318,704	149,303,667
Emerald Holding Inc	135,417	682,501
Entravision Communications Corp Class A	611,112	1,839,447
EW Scripps Co/The Class A (b)(c)	616,208	2,064,297
Gray Media Inc (c)	865,285	3,902,435
Ibotta Inc Class A (b)(c)	137,110	2,832,693
iHeartMedia Inc Class A (b)	1,177,818	3,816,130
John Wiley & Sons Inc Class A	398,133	12,433,694
Magnite Inc (b)	1,361,559	19,701,759
National CineMedia Inc (c)	649,973	2,346,403
Newsmax Inc Class B (c)	463,045	3,195,011
Optimum Communications Inc Class A (b)	2,534,330	3,877,525
PubMatic Inc Class A (b)	367,392	2,667,266
Scholastic Corp	198,327	6,935,495
Sinclair Inc Class A (c)	376,190	5,458,517
Stagwell Inc Class A (b)(c)	1,086,901	6,532,275
TechTarget Inc (b)(c)	280,091	1,467,676
TEGNA Inc	1,561,561	29,919,509
Thryv Holdings Inc (b)	364,810	1,754,736
USA TODAY Co Inc (b)(c)	1,367,654	8,096,512
		278,760,499
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)(c)	757,634	3,477,540
Spok Holdings Inc	206,992	2,850,280
Telephone and Data Systems Inc	967,314	43,654,881
		49,982,701
TOTAL COMMUNICATION SERVICES		765,048,988
Consumer Discretionary - 8.4%
Automobile Components - 1.0%
Adient PLC (b)	791,848	16,470,438
American Axle & Manufacturing Holdings Inc (b)	1,123,000	8,950,310
Cooper-Standard Holdings Inc (b)	164,243	5,152,303
Dana Inc	1,144,846	33,086,049
Dorman Products Inc (b)	268,419	33,337,640
Fox Factory Holding Corp (b)	408,123	7,509,463
Gentherm Inc (b)	295,689	9,450,220
Goodyear Tire & Rubber Co/The (b)(c)	2,682,184	25,239,351
Holley Inc Class A (b)	741,151	2,853,431
LCI Industries	230,418	33,800,017
Motorcar Parts of America Inc (b)	130,160	1,617,889
Patrick Industries Inc (c)	315,837	39,849,155
Phinia Inc	369,772	26,316,673
Solid Power Inc (b)(c)	1,501,379	6,726,178
Standard Motor Products Inc	206,596	8,249,378
Strattec Security Corp (b)(c)	39,532	3,127,772
Visteon Corp	267,689	24,322,223
XPEL Inc (b)(c)(e)	246,235	12,683,565
		298,742,055
Automobiles - 0.0%
Faraday Future Intelligent Electric Inc Class A (b)(c)	1,394,343	1,450,117
Livewire Group Inc (b)(c)	371,675	869,719
Winnebago Industries Inc	265,423	12,185,570
		14,505,406
Broadline Retail - 0.1%
Groupon Inc (b)(c)	245,917	3,479,726
Kohl's Corp (c)	1,061,805	18,549,733
Savers Value Village Inc (b)(c)	373,105	3,865,368
		25,894,827
Distributors - 0.1%
GigaCloud Technology Inc Class A (b)	238,146	9,509,170
Gold.com Inc	184,950	9,589,658
Weyco Group Inc	61,271	1,937,388
		21,036,216
Diversified Consumer Services - 1.0%
Adtalem Global Education Inc (b)	348,947	36,133,462
American Public Education Inc (b)(c)	168,788	7,051,963
Carriage Services Inc	136,867	5,872,963
Coursera Inc (b)	1,389,915	8,422,885
Driven Brands Holdings Inc (b)	578,097	8,989,408
European Wax Center Inc Class A (b)	283,196	1,112,960
Frontdoor Inc (b)	712,875	42,138,041
Graham Holdings Co Class B	31,222	36,424,522
KinderCare Learning Cos Inc (b)(c)	308,779	1,441,998
Laureate Education Inc (b)	1,234,841	42,355,047
Lincoln Educational Services Corp (b)	287,527	7,665,470
Matthews International Corp Class A	291,004	7,650,495
McGraw Hill Inc (c)	282,565	4,167,834
Mister Car Wash Inc (b)(c)	958,957	5,322,211
Nerdy Inc Class A (b)(c)	586,201	574,477
Perdoceo Education Corp	637,776	20,427,965
Phoenix Education Partners Inc	48,298	1,473,572
Strategic Education Inc	227,666	19,356,163
Stride Inc (b)(c)	415,798	35,176,511
Udemy Inc (b)	930,147	4,474,007
Universal Technical Institute Inc (b)	453,821	12,629,838
Zspace Inc (b)	52,849	22,038
		308,883,830
Hotels, Restaurants & Leisure - 1.5%
Accel Entertainment Inc Class A (b)	491,840	5,562,710
Bally's Corp (b)(c)	93,003	1,421,086
Biglari Holdings Inc Class B (b)(c)	6,556	2,458,697
BJ's Restaurants Inc (b)	195,758	8,186,600
Black Rock Coffee Bar Inc Class A	159,137	2,372,733
Bloomin' Brands Inc	823,259	4,939,554
Brightstar Lottery PLC	1,023,753	14,823,943
Brinker International Inc (b)	430,499	67,898,302
Cheesecake Factory Inc/The (c)	449,402	26,047,340
Cracker Barrel Old Country Store Inc (c)	217,389	6,547,757
Dave & Buster's Entertainment Inc (b)(c)	264,777	4,969,864
Dine Brands Global Inc (c)	147,342	5,067,091
El Pollo Loco Holdings Inc (b)	268,792	2,722,863
Empire Resorts Inc (b)(d)	17,230	0
First Watch Restaurant Group Inc (b)	535,052	8,555,481
Global Business Travel Group I Class A (b)(c)	1,265,211	8,666,695
Golden Entertainment Inc	188,333	5,069,924
Hilton Grand Vacations Inc (b)	590,143	26,621,351
Inspired Entertainment Inc (b)(c)	241,080	2,152,844
Jack in the Box Inc (c)	171,609	3,598,641
Krispy Kreme Inc (c)	750,513	2,364,116
Kura Sushi USA Inc Class A (b)	61,138	4,084,630
Life Time Group Holdings Inc (b)	1,468,856	42,846,530
Lindblad Expeditions Holdings Inc (b)	363,056	6,052,144
Marriott Vacations Worldwide Corp (c)	272,331	14,790,297
Monarch Casino & Resort Inc	123,312	11,286,747
Nathan's Famous Inc	27,935	2,824,787
Navan Inc Class A (b)(c)	363,624	4,174,404
Papa John's International Inc	318,967	11,218,069
Portillo's Inc Class A (b)(c)	650,925	3,677,726
Pursuit Attractions and Hospitality Inc (b)	205,521	7,137,744
Rci Hospitality Holdings Inc (c)	80,166	1,927,191
Red Rock Resorts Inc Class A	473,659	29,902,093
Rush Street Interactive Inc Class A (b)	890,053	15,727,237
Sabre Corp (b)	3,576,456	4,649,393
Serve Robotics Inc (b)(c)	608,795	6,349,732
Shake Shack Inc Class A (b)	378,052	33,484,066
Six Flags Entertainment Corp (b)(c)	932,963	16,802,664
Sweetgreen Inc Class A (b)(c)	1,007,359	6,185,184
Target Hospitality Corp (b)	311,324	2,145,022
United Parks & Resorts Inc (b)(c)	263,810	9,932,447
Xponential Fitness Inc Class A (b)(c)	264,528	2,100,352
		447,346,051
Household Durables - 1.6%
Bassett Furniture Industries Inc	81,621	1,289,612
Beazer Homes USA Inc (b)	267,424	5,768,336
Cavco Industries Inc (b)	75,672	37,232,137
Century Communities Inc	254,297	16,015,625
Champion Homes Inc (b)	549,880	43,099,594
Cricut Inc Class A	470,816	2,104,548
Dream Finders Homes Inc Class A (b)(c)	289,284	5,319,933
Ethan Allen Interiors Inc	227,978	5,227,536
Flexsteel Industries Inc	34,331	1,374,270
Green Brick Partners Inc (b)	303,062	21,029,472
Hamilton Beach Brands Holding Co Class A	70,626	1,348,250
Helen of Troy Ltd (b)	222,116	3,678,241
Hovnanian Enterprises Inc Class A (b)	46,912	5,284,637
Installed Building Products Inc	225,452	64,961,740
KB Home	615,573	35,420,070
La-Z-Boy Inc	403,057	14,675,305
Legacy Housing Corp (b)(c)	82,135	1,704,301
Leggett & Platt Inc	1,296,740	15,132,956
LGI Homes Inc (b)	199,767	10,010,324
Lovesac Co/The (b)	128,984	1,718,067
M/I Homes Inc (b)	253,554	33,900,170
Meritage Homes Corp	678,944	47,193,397
Sonos Inc (b)	1,157,839	16,614,990
Taylor Morrison Home Corp (b)	932,627	56,843,616
Traeger Inc (b)	329,644	362,608
Tri Pointe Homes Inc (b)	822,226	27,421,237
		474,730,972
Leisure Products - 0.4%
Acushnet Holdings Corp	267,492	25,930,674
American Outdoor Brands Inc (b)(c)	116,564	1,056,069
Callaway Golf Co (b)	1,282,253	18,400,331
Clarus Corp (c)	289,937	1,110,459
Escalade Inc (c)	102,892	1,496,050
Funko Inc Class A (b)	392,708	1,594,394
JAKKS Pacific Inc	89,200	1,629,684
Johnson Outdoors Inc Class A	56,096	2,546,197
Latham Group Inc (b)	432,302	2,719,180
Malibu Boats Inc Class A (b)	179,683	5,839,698
Marine Products Corp	96,066	927,997
MasterCraft Boat Holdings Inc (b)(c)	153,011	3,294,327
Peloton Interactive Inc Class A (b)	3,850,939	21,526,749
Polaris Inc	519,153	33,142,728
Smith & Wesson Brands Inc	429,016	4,684,855
Sturm Ruger & Co Inc	137,887	5,059,074
		130,958,466
Specialty Retail - 2.2%
1-800-Flowers.com Inc Class A (b)(c)	226,379	977,957
Abercrombie & Fitch Co Class A (b)	452,895	44,216,139
Academy Sports & Outdoors Inc	645,556	35,512,036
Advance Auto Parts Inc	583,899	28,032,991
America's Car-Mart Inc/TX (b)	69,837	1,796,208
American Eagle Outfitters Inc	1,551,828	36,173,111
Arhaus Inc Class A (b)	497,251	5,062,015
Arko Corp	728,300	3,867,273
Asbury Automotive Group Inc (b)	188,779	44,270,563
BARK Inc (b)	933,733	831,022
Barnes & Noble Education Inc (b)(c)	157,057	1,405,660
Bed Bath & Beyond Inc (b)(c)	666,900	3,941,379
Boot Barn Holdings Inc (b)	299,058	53,375,872
Buckle Inc/The	306,846	14,513,816
Build-A-Bear Workshop Inc (c)	121,011	7,221,936
Caleres Inc	324,250	3,962,335
Camping World Holdings Inc Class A	586,922	7,741,501
Citi Trends Inc (b)	46,071	1,987,964
Designer Brands Inc Class A (c)	326,083	2,067,366
Envela Corp (b)(c)	64,557	880,557
EVgo Inc Class A (b)(c)	1,246,905	3,753,184
Genesco Inc (b)	96,375	2,788,129
Group 1 Automotive Inc	119,617	42,375,518
Haverty Furniture Cos Inc (c)	132,261	3,348,849
J Jill Inc	71,152	1,110,683
Lands' End Inc (b)(c)	89,318	1,586,288
MarineMax Inc (b)	183,927	4,971,547
Monro Inc	292,671	5,478,801
National Vision Holdings Inc (b)	757,006	19,947,108
OneWater Marine Inc Class A (b)	108,068	1,435,143
Outdoor Holding Co (b)	854,514	1,392,858
Petco Health & Wellness Co Inc Class A (b)	773,793	2,081,503
RealReal Inc/The (b)	976,784	14,329,421
Revolve Group Inc Class A (b)	394,099	10,896,837
Sally Beauty Holdings Inc (b)	964,942	14,686,417
Shoe Carnival Inc	180,049	3,431,734
Signet Jewelers Ltd	389,830	35,969,614
Sleep Number Corp (b)(c)	178,044	2,072,432
Sonic Automotive Inc Class A	145,293	8,711,768
Stitch Fix Inc Class A (b)	1,085,697	5,211,346
ThredUp Inc Class A (b)	952,627	4,839,345
Torrid Holdings Inc (b)(c)	318,179	365,906
Upbound Group Inc	515,591	9,744,670
Urban Outfitters Inc (b)	595,228	42,171,904
Victoria's Secret & Co (b)	673,437	36,709,051
Warby Parker Inc Class A (b)	955,086	24,364,244
Winmark Corp	28,881	13,016,378
Zumiez Inc (b)	127,928	3,148,308
		617,776,687
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd (b)	1,128,850	25,478,145
Carter's Inc	347,442	12,024,968
Figs Inc Class A (b)	859,909	9,295,616
G-III Apparel Group Ltd	352,403	10,343,028
Kontoor Brands Inc	536,153	32,024,419
Lakeland Industries Inc (c)	80,360	756,990
Movado Group Inc (c)	150,197	3,424,492
Oxford Industries Inc (c)	138,710	5,111,464
Rocky Brands Inc	67,955	2,187,471
Steven Madden Ltd	697,537	30,607,924
Superior Group of Cos Inc	111,307	1,108,617
Wolverine World Wide Inc	782,716	13,869,728
		146,232,862
TOTAL CONSUMER DISCRETIONARY		2,486,107,372
Consumer Staples - 1.9%
Beverages - 0.1%
MGP Ingredients Inc	138,584	3,452,127
National Beverage Corp (b)	232,599	7,926,974
Vita Coco Co Inc/The (b)	463,634	24,734,875
Zevia PBC Class A (b)	539,357	997,810
		37,111,786
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	318,161	19,722,800
Chefs' Warehouse Inc/The (b)	354,008	22,267,103
Grocery Outlet Holding Corp (b)	922,688	8,793,217
HF Foods Group Inc (b)(c)	399,161	762,397
Ingles Markets Inc Class A	142,303	10,652,803
Natural Grocers by Vitamin Cottage Inc	124,783	3,409,072
PriceSmart Inc	249,411	35,468,738
United Natural Foods Inc (b)	582,456	21,684,837
Village Super Market Inc Class A	89,900	3,205,834
Weis Markets Inc	133,754	9,516,597
		135,483,398
Food Products - 0.7%
Alico Inc	52,001	2,148,161
B&G Foods Inc (c)	780,509	3,410,824
Beyond Meat Inc (b)(c)	3,722,152	2,840,746
BRC Inc Class A (b)(c)	943,040	779,988
Cal-Maine Foods Inc	431,879	36,074,854
Calavo Growers Inc	164,790	4,192,258
Dole PLC	804,155	12,810,189
Fresh Del Monte Produce Inc	324,260	12,860,152
Hain Celestial Group Inc (b)	895,692	1,083,787
J & J Snack Foods Corp	151,802	14,421,190
John B Sanfilippo & Son Inc	75,284	6,090,476
Lifeway Foods Inc (b)	49,407	1,088,436
Limoneira Co	161,451	2,324,894
Mama's Creations Inc (b)(c)	356,556	5,383,996
Marzetti Company/The	195,417	33,527,695
Mission Produce Inc (b)	412,590	5,553,461
Seneca Foods Corp Class A (b)	45,190	5,392,523
Simply Good Foods Co/The (b)	903,368	16,956,217
Tootsie Roll Industries Inc Class A	175,888	6,662,637
TreeHouse Foods Inc (b)	488,249	12,030,455
Utz Brands Inc Class A	718,881	7,577,006
Vital Farms Inc (b)(c)	337,533	9,602,814
Westrock Coffee Co (b)	345,330	1,667,944
		204,480,703
Household Products - 0.3%
Central Garden & Pet Co (b)	199,489	6,748,713
Central Garden & Pet Co Class A (b)	364,663	11,184,214
Energizer Holdings Inc	611,674	13,352,843
Oil-Dri Corp of America	96,678	5,853,853
Spectrum Brands Holdings Inc (c)	229,867	14,644,827
WD-40 Co	132,509	30,640,056
		82,424,506
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)(c)	1,108,549	1,662,824
Edgewell Personal Care Co	438,775	8,538,562
FitLife Brands Inc (b)(c)	37,889	602,434
Herbalife Ltd (b)(c)	994,521	17,145,542
Honest Co Inc/The (b)(c)	899,610	2,222,037
Interparfums Inc	178,304	17,397,121
Lifevantage Corp (c)	107,103	567,645
Medifast Inc (b)(c)	103,333	1,182,130
Nature's Sunshine Products Inc (b)	160,106	4,037,873
Nu Skin Enterprises Inc Class A	475,832	5,048,578
Olaplex Holdings Inc (b)	1,376,263	2,174,496
USANA Health Sciences Inc (b)	104,443	2,266,413
Waldencast plc Class A (b)(c)	438,160	793,070
		63,638,725
Tobacco - 0.1%
Ispire Technology Inc (b)(c)	192,759	709,353
Turning Point Brands Inc	168,376	20,398,752
Universal Corp/VA (c)	235,651	13,335,490
		34,443,595
TOTAL CONSUMER STAPLES		557,582,713
Energy - 4.9%
Energy Equipment & Services - 1.9%
Archrock Inc	1,679,897	49,708,152
Atlas Energy Solutions Inc (c)	760,356	8,873,355
Bristow Group Inc (b)	275,759	12,122,366
Cactus Inc Class A	666,812	37,494,839
Core Laboratories Inc	456,462	8,919,267
DMC Global Inc (b)(c)	188,164	1,618,210
Energy Services of America Corp	115,034	1,036,456
Expro Group Holdings NV (b)	866,104	13,866,325
Flowco Holdings Inc Class A	194,142	4,057,568
Forum Energy Technologies Inc (b)(c)	98,654	4,463,107
Helix Energy Solutions Group Inc (b)	1,349,615	10,715,943
Helmerich & Payne Inc	940,936	31,878,912
Innovex International Inc (b)(c)	376,365	9,352,670
Kodiak Gas Services Inc	822,304	34,544,991
Liberty Energy Inc Class A	1,536,693	37,879,482
Mammoth Energy Services Inc (b)	235,477	551,015
Nabors Industries Ltd (b)(c)	137,631	9,199,256
National Energy Services Reunited Corp (b)	592,256	11,655,598
Natural Gas Services Group Inc	97,088	3,363,128
Noble Corp PLC (c)	1,231,275	43,858,016
Oceaneering International Inc (b)	959,250	28,873,425
Oil States International Inc (b)	543,269	4,601,488
Patterson-UTI Energy Inc	3,382,194	25,467,921
ProFrac Holding Corp Class A (b)	277,738	1,447,015
ProPetro Holding Corp (b)	778,538	8,945,402
Ranger Energy Services Inc Class A	195,518	3,014,888
RPC Inc	875,130	5,819,615
SEACOR Marine Holdings Inc (b)(c)	208,160	1,390,509
Select Water Solutions Inc Class A	919,598	11,117,940
Solaris Energy Infrastructure Inc Class A	411,621	22,717,363
TETRA Technologies Inc (b)	1,233,689	14,064,055
Tidewater Inc (b)	478,718	29,915,088
Transocean Ltd (b)	9,029,936	44,878,782
Valaris Ltd (b)	607,043	35,044,592
		572,456,739
Oil, Gas & Consumable Fuels - 3.0%
California Resources Corp	712,080	38,096,280
Calumet Inc (b)(c)	667,238	14,952,804
Centrus Energy Corp Class A (b)(c)	163,918	45,615,101
Clean Energy Fuels Corp (b)	1,677,692	3,690,922
CNX Resources Corp (b)	1,267,476	49,178,069
Comstock Resources Inc (b)(c)	720,176	17,536,286
Core Natural Resources Inc	495,411	47,252,301
Crescent Energy Co Class A (c)	2,293,727	22,409,713
CVR Energy Inc (b)	300,047	6,823,069
Delek US Holdings Inc	579,512	17,101,399
DHT Holdings Inc	1,317,417	18,878,586
Diversified Energy Co	605,150	8,102,959
Dorian LPG Ltd	360,103	10,633,842
Empire Petroleum Corp (b)(c)	148,188	447,527
Energy Fuels Inc/Canada (United States) (b)(c)	2,221,661	49,854,073
Epsilon Energy Ltd	192,151	958,833
Evolution Petroleum Corp (c)	338,122	1,332,201
Excelerate Energy Inc Class A	229,861	8,585,308
FutureFuel Corp	254,437	837,098
Gevo Inc (b)(c)	2,243,463	4,397,187
Granite Ridge Resources Inc (c)	542,284	2,722,266
Green Plains Inc (b)	652,518	7,477,856
Gulfport Energy Corp (b)	154,636	31,572,032
HighPeak Energy Inc Class A (c)	218,278	993,165
Infinity Natural Resources Inc Class A (b)(c)	147,431	2,341,204
International Seaways Inc	391,448	23,349,873
Kinetik Holdings Inc Class A	431,667	17,659,497
Lightbridge Corp (b)(c)	260,911	4,014,116
Magnolia Oil & Gas Corp Class A	1,758,046	44,847,753
Murphy Oil Corp	1,315,710	39,589,714
NACCO Industries Inc Class A	38,835	1,911,847
Navigator Holdings Ltd	301,639	5,589,371
New Fortress Energy Inc Class A (b)(c)	1,703,622	2,265,817
NextDecade Corp (b)(c)	1,313,530	6,948,574
NextNRG Inc (b)(c)	350,848	326,253
Nordic American Tankers Ltd (c)	2,007,192	8,349,919
Northern Oil & Gas Inc	935,974	23,399,350
OPAL Fuels Inc Class A (b)(c)	206,434	476,862
Par Pacific Holdings Inc (b)	485,081	18,306,957
PBF Energy Inc Class A	815,362	27,282,013
Peabody Energy Corp	1,190,089	41,962,538
Prairie Operating Co (b)(c)	281,655	515,429
PrimeEnergy Resources Corp (b)(c)	3,988	730,163
REX American Resources Corp (b)	277,738	9,390,322
Riley Exploration Permian Inc	145,035	4,068,232
Sable Offshore Corp (b)(c)	739,741	7,160,693
SandRidge Energy Inc (c)	353,108	5,596,762
SM Energy Co (c)	2,427,717	47,267,650
Summit Midstream Corp Class A (b)	89,787	2,577,785
Talos Energy Inc (b)	1,262,388	15,047,665
Uranium Energy Corp (b)(c)	4,641,485	80,019,201
VAALCO Energy Inc (c)	1,027,857	5,283,185
Verde Clean Fuels Inc Class A (b)(c)	40,367	77,504
Vitesse Energy Inc (c)	291,795	6,116,023
W&T Offshore Inc (c)	957,550	2,077,884
World Kinect Corp	525,070	14,129,634
XCF Global Inc Class A (c)	348,851	76,886
		878,205,553
TOTAL ENERGY		1,450,662,292
Financials - 16.4%
Banks - 9.6%
1st Source Corp	179,019	12,053,349
ACNB Corp	99,506	5,027,043
Amalgamated Financial Corp	223,253	8,671,147
Amerant Bancorp Inc Class A	355,268	7,709,316
Ameris Bancorp	641,306	51,702,090
Ames National Corp	84,820	2,213,802
Arrow Financial Corp	159,218	5,383,161
Associated Banc-Corp	1,621,647	44,206,097
Atlantic Union Bankshares Corp	1,388,304	53,921,727
Avidbank Holdings Inc (b)	24,671	717,926
Axos Financial Inc (b)	527,699	52,236,924
Banc of California Inc	1,247,550	24,926,049
BancFirst Corp	202,852	22,303,577
Bancorp Inc/The (b)	411,199	24,441,669
Bank First Corp	87,976	12,276,171
Bank of Hawaii Corp	384,189	28,729,653
Bank of Marin Bancorp	142,853	3,835,603
Bank7 Corp	42,146	1,872,968
BankUnited Inc	734,236	34,854,183
Bankwell Financial Group Inc	67,120	3,234,513
Banner Corp	331,930	20,526,551
Bar Harbor Bankshares	161,696	5,483,111
BayCom Corp	100,691	2,938,163
BCB Bancorp Inc	165,016	1,301,976
Beacon Financial Corp	810,668	22,982,438
Blue Foundry Bancorp (b)	170,685	2,244,508
Blue Ridge Bankshares Inc (c)	647,398	2,751,442
Bridgewater Bancshares Inc (b)	198,453	3,812,282
Burke & Herbert Financial Services Corp	131,844	8,633,145
Business First Bancshares Inc	275,549	7,762,215
BV Financial Inc (b)	75,917	1,451,533
Byline Bancorp Inc	301,652	9,631,748
C&F Financial Corp	30,592	2,303,578
California BanCorp	213,744	3,845,255
Camden National Corp	164,165	7,809,329
Capital Bancorp Inc	112,531	3,456,952
Capital City Bank Group Inc	134,274	5,607,282
Capitol Federal Financial Inc	1,206,408	8,782,650
Carter Bankshares Inc (b)	211,196	4,521,706
Cathay General Bancorp	647,445	33,136,235
CB Financial Services Inc	45,867	1,643,415
Central Pacific Financial Corp	257,349	8,381,857
CF Bankshares Inc Class A	43,018	1,252,254
Chain Bridge Bancorp Inc Class A (b)	22,047	776,936
Chemung Financial Corp	40,757	2,476,803
ChoiceOne Financial Services Inc	140,287	4,024,834
Citizens & Northern Corp	169,205	3,851,106
Citizens Community Bancorp Inc/WI	86,948	1,577,237
Citizens Financial Services Inc	45,311	2,865,921
City Holding Co	136,529	16,805,355
Civista Bancshares Inc	184,022	4,440,451
CNB Financial Corp/PA	282,830	7,834,391
Coastal Financial Corp/WA Class A (b)	125,116	11,983,610
CoastalSouth Bancshares Inc (b)	50,628	1,213,553
Colony Bankcorp Inc	161,789	3,148,414
Columbia Financial Inc (b)	258,715	4,209,293
Commercial Bancgroup Inc (c)	40,472	1,066,032
Community Financial System Inc	515,443	32,215,188
Community Trust Bancorp Inc	155,254	9,579,172
Community West Bancshares	159,739	3,828,944
Connectone Bancorp Inc	463,386	12,335,335
Customers Bancorp Inc (b)	310,511	24,536,579
CVB Financial Corp	1,276,771	25,165,156
Dime Community Bancshares Inc	388,478	13,216,022
Eagle Bancorp Inc	274,520	7,346,155
Eagle Bancorp Montana Inc	70,298	1,526,170
Eagle Financial Services Inc	44,423	1,701,845
Eastern Bankshares Inc	2,154,883	44,142,778
ECB Bancorp Inc/MD (b)(c)	73,162	1,293,504
Enterprise Financial Services Corp	355,975	20,415,166
Equity Bancshares Inc Class A	147,090	6,783,791
Esquire Financial Holdings Inc	70,037	7,468,045
Farmers & Merchants Bancorp Inc/Archbold OH	127,486	3,420,449
Farmers National Banc Corp	361,383	4,690,751
FB Bancorp Inc (b)	162,762	2,109,396
FB Financial Corp	401,693	23,109,398
Fidelity D&D Bancorp Inc	48,374	2,162,318
Financial Institutions Inc	191,851	6,319,572
Finward Bancorp	32,225	1,180,885
Finwise Bancorp (b)(c)	88,831	1,555,431
First Bancorp Inc/The	109,830	3,003,851
First Bancorp/Southern Pines NC	391,767	22,695,062
First Bank/Hamilton NJ	204,850	3,416,898
First Busey Corp	824,996	20,336,151
First Business Financial Services Inc	75,898	4,350,473
First Capital Inc (c)	31,866	1,877,545
First Commonwealth Financial Corp	1,015,810	18,315,054
First Community Bankshares Inc	153,322	5,522,658
First Community Corp/SC	68,720	2,014,870
First Financial Bancorp	981,642	28,212,391
First Financial Bankshares Inc	1,308,653	41,641,338
First Financial Corp	111,072	7,237,452
First Foundation Inc (b)	609,693	3,828,872
First Internet Bancorp	75,379	1,642,508
First Interstate BancSystem Inc Class A	875,921	31,068,918
First Merchants Corp	562,329	22,358,201
First Mid Bancshares Inc	210,895	8,878,680
First National Corp/VA (c)	73,907	1,947,449
First Savings Financial Group Inc	53,398	1,814,464
First United Corp	58,051	2,225,095
First Western Financial Inc (b)	79,093	1,989,189
Firstsun Capital Bancorp (b)	122,121	4,821,337
Five Star Bancorp	150,782	5,973,983
Flagstar Financial Inc	2,952,042	39,025,995
Flushing Financial Corp	318,432	5,028,041
Franklin Financial Services Corp	40,648	2,073,454
FS Bancorp Inc	62,893	2,640,248
Fulton Financial Corp	1,781,017	36,778,001
FVCBankcorp Inc	150,136	2,273,059
GBank Financial Holdings Inc (b)	87,371	2,842,179
German American Bancorp Inc	351,668	14,794,673
Glacier Bancorp Inc	1,248,989	63,298,764
Great Southern Bancorp Inc	80,897	4,965,458
Greene County Bancorp Inc	70,949	1,663,045
Hancock Whitney Corp	824,087	56,697,186
Hanmi Financial Corp	293,320	7,793,512
Hanover Bancorp Inc	41,792	965,395
Hawthorn Bancshares Inc	58,342	2,065,890
HBT Financial Inc	112,215	3,027,561
Heritage Commerce Corp	587,847	7,483,292
Heritage Financial Corp Wash	334,553	8,634,813
Hilltop Holdings Inc	422,419	15,819,592
Hingham Institution For Savings The (c)	16,326	4,872,495
Home Bancorp Inc	65,001	3,879,910
Home BancShares Inc/AR	1,832,220	52,951,158
HomeTrust Bancshares Inc	153,216	6,606,674
Hope Bancorp Inc	1,213,194	14,534,064
Horizon Bancorp Inc/IN	487,371	8,587,477
Independent Bank Corp	489,689	39,557,077
Independent Bank Corp/MI	194,840	6,848,626
International Bancshares Corp	529,836	36,897,779
Investar Holding Corp	87,187	2,480,470
John Marshall Bancorp Inc	125,172	2,583,550
Kearny Financial Corp/MD	568,813	4,431,053
Lakeland Financial Corp	245,285	14,618,986
Landmark Bancorp Inc/Manhattan KS	48,436	1,307,288
LCNB Corp	140,110	2,397,282
LINKBANCORP Inc	211,045	1,846,644
Live Oak Bancshares Inc	343,159	13,712,634
MainStreet Bancshares Inc	66,872	1,431,730
Mechanics Bancorp Class A (c)	471,212	7,063,468
Mercantile Bank Corp	154,450	8,028,311
Meridian Corp	88,933	1,683,502
Metrocity Bankshares Inc	189,682	5,343,342
Metropolitan Bank Holding Corp	88,847	8,227,232
Mid Penn Bancorp Inc	189,366	6,247,184
Middlefield Banc Corp	73,045	2,449,929
Midland States Bancorp Inc	202,324	4,623,103
MidWestOne Financial Group Inc	160,169	7,419,028
MVB Financial Corp	107,755	3,043,001
National Bank Holdings Corp Class A	369,878	14,861,698
National Bankshares Inc VA	64,012	2,330,677
NB Bancorp Inc	384,669	8,355,011
Nbt Bancorp Inc	498,637	22,154,442
Nicolet Bankshares Inc (c)	128,976	18,827,916
Northeast Bank	72,306	8,331,820
Northeast Community Bancorp Inc	124,491	2,937,988
Northfield Bancorp Inc	364,743	4,493,634
Northpointe Bancshares Inc	197,651	3,407,503
Northrim BanCorp Inc	211,635	4,986,121
Northwest Bancshares Inc	1,429,326	18,409,719
Norwood Financial Corp	95,976	2,920,550
Oak Valley Bancorp	67,053	2,142,343
OceanFirst Financial Corp	551,137	10,333,819
Ohio Valley Banc Corp	36,924	1,519,423
Old National Bancorp/IN	3,407,208	83,238,092
Old Second Bancorp Inc	484,774	9,617,916
OP Bancorp	117,632	1,644,495
Orange County Bancorp Inc	113,148	3,487,221
Origin Bancorp Inc	288,018	12,335,811
Orrstown Financial Services Inc	181,747	6,546,527
Park National Corp	144,262	23,506,050
Parke Bancorp Inc	96,886	2,645,957
Pathward Financial Inc	220,483	19,907,410
Patriot National Bancorp Inc (b)(c)	602,372	927,653
PCB Bancorp	108,211	2,428,255
Peapack-Gladstone Financial Corp	154,494	4,900,550
Peoples Bancorp Inc/OH	343,157	11,159,466
Peoples Bancorp of North Carolina Inc	43,251	1,584,284
Peoples Financial Services Corp	91,697	4,777,414
Pioneer Bancorp Inc/NY (b)	107,942	1,527,379
Plumas Bancorp	62,554	3,134,581
Ponce Financial Group Inc (b)	181,808	3,050,738
Preferred Bank/Los Angeles CA	113,614	9,744,673
Primis Financial Corp	204,055	2,750,661
Princeton Bancorp Inc	54,181	1,962,978
Provident Financial Services Inc	1,257,462	27,840,209
QCR Holdings Inc	159,683	14,412,988
RBB Bancorp	157,329	3,263,003
Red River Bancshares Inc (c)	47,212	3,921,429
Renasant Corp	915,558	34,525,692
Republic Bancorp Inc/KY Class A	81,089	5,887,872
Rhinebeck Bancorp Inc (b)	40,505	471,478
Richmond Mutual BanCorp Inc (c)	87,955	1,234,009
Riverview Bancorp Inc	195,005	1,008,176
S&T Bancorp Inc	373,574	15,929,195
SB Financial Group Inc	59,817	1,365,622
Seacoast Banking Corp of Florida	846,495	28,306,793
ServisFirst Bancshares Inc	501,691	41,063,408
Shore Bancshares Inc	297,478	5,643,158
Sierra Bancorp	118,222	4,186,241
Simmons First National Corp Class A	1,404,430	28,552,062
SmartFinancial Inc	138,629	5,534,070
Sound Financial Bancorp Inc	20,722	909,696
South Plains Financial Inc	123,901	5,161,716
Southern First Bancshares Inc (b)	74,253	4,079,460
Southern Missouri Bancorp Inc	93,382	5,842,912
Southside Bancshares Inc	283,856	9,137,325
SR Bancorp Inc (c)	66,297	1,103,182
Stellar Bancorp Inc	455,561	16,919,536
Stock Yards Bancorp Inc	255,860	17,319,163
Texas Capital Bancshares Inc (b)	441,417	44,658,158
Third Coast Bancshares Inc (b)(c)	123,447	5,007,010
Timberland Bancorp Inc/WA	72,040	2,805,238
Tompkins Financial Corp	131,157	10,508,299
Towne Bank/Portsmouth VA	713,780	24,982,300
TriCo Bancshares	294,645	14,679,214
Triumph Financial Inc (b)(c)	220,550	13,914,500
TrustCo Bank Corp NY (c)	181,724	7,886,822
Trustmark Corp	544,737	23,162,217
UMB Financial Corp	706,089	89,772,156
Union Bankshares Inc/Morrisville VT	36,516	908,883
United Bankshares Inc/WV	1,362,482	57,673,863
United Community Bank/SC	1,191,129	41,010,571
United Security Bancshares/Fresno CA	138,887	1,491,646
Unity Bancorp Inc	70,379	3,797,651
Univest Financial Corp	275,973	9,145,745
USCB Financial Holdings Inc	112,527	2,121,134
Valley National Bancorp	4,723,847	58,859,134
Virginia National Bankshares Corp	48,511	1,985,070
WaFd Inc (c)	759,591	24,777,858
Washington Trust Bancorp Inc	188,246	6,470,015
WesBanco Inc	925,024	32,644,097
West BanCorp Inc	152,404	3,616,547
Westamerica BanCorp	236,314	11,952,762
Western New England Bancorp Inc	177,212	2,379,957
WSFS Financial Corp	543,513	35,181,596
		2,841,569,786
Capital Markets - 1.7%
Acadian Asset Management Inc	259,218	14,365,862
AlTi Global Inc Class A (b)(c)	418,862	1,964,463
Artisan Partners Asset Management Inc Class A	612,035	27,247,798
Bakkt Inc Class A (b)(c)	139,415	1,866,767
BGC Group Inc Class A	3,516,546	32,035,734
Cohen & Steers Inc	270,483	17,381,238
Diamond Hill Investment Group Inc	24,576	4,211,098
DigitalBridge Group Inc Class A	1,722,769	26,513,415
Donnelley Financial Solutions Inc (b)(c)	248,096	12,838,968
Fold Holdings Inc Class A (b)(c)	53,550	103,886
Forge Global Holdings Inc Class A (b)	107,544	4,807,217
GCM Grosvenor Inc Class A	501,751	5,679,821
Innventure Inc (b)(c)	268,791	884,322
MarketWise Inc Class A	23,048	381,444
Miami International Holdings Inc (c)	229,127	9,561,470
Moelis & Co Class A	722,980	51,815,977
Open Lending Corp (b)(c)	979,597	1,753,479
P10 Inc Class A	561,498	6,052,948
Perella Weinberg Partners Class A	603,351	13,460,761
Piper Sandler Cos	169,792	58,807,459
PJT Partners Inc Class A	222,982	38,582,575
Siebert Financial Corp (b)	139,847	415,346
Silvercrest Asset Management Group Inc Class A	71,234	1,049,989
StepStone Group Inc Class A	677,659	47,903,715
StoneX Group Inc (b)	475,906	53,425,208
Strive Inc Class A (b)(c)	2,703,662	2,219,977
Value Line Inc	8,574	321,353
Victory Capital Holdings Inc Class A	430,130	30,337,069
Virtus Invt Partners Inc	62,860	10,261,895
Westwood Holdings Group Inc	75,926	1,390,205
WisdomTree Inc	1,200,957	19,455,503
		497,096,962
Consumer Finance - 1.0%
Atlanticus Holdings Corp (b)(c)	51,173	2,642,062
Bread Financial Holdings Inc	445,650	32,327,451
Consumer Portfolio Services Inc (b)	91,655	790,982
Dave Inc Class A (b)	100,802	16,500,279
Encore Capital Group Inc (b)	217,950	12,030,840
Enova International Inc (b)	234,239	38,689,256
FirstCash Holdings Inc	385,199	65,676,430
Green Dot Corp Class A (b)	521,592	6,352,991
Jefferson Capital Inc	77,093	1,647,477
LendingClub Corp (b)	1,101,606	18,628,157
Lendingtree Inc (b)	108,606	6,153,616
Medallion Financial Corp (c)	169,983	1,749,125
Navient Corp	660,446	6,478,975
Nelnet Inc Class A	108,136	14,263,138
NerdWallet Inc Class A (b)	415,592	5,012,040
Oportun Financial Corp (b)	392,079	2,125,068
OppFi Inc Class A (c)	256,307	2,440,043
PRA Group Inc (b)	374,329	4,787,668
PROG Holdings Inc	383,233	12,432,079
Regional Management Corp	88,333	3,272,738
Upstart Holdings Inc (b)(c)	829,079	32,541,351
Vroom Inc (b)(c)	11,072	213,246
World Acceptance Corp (b)	29,020	3,518,675
		290,273,687
Financial Services - 1.7%
Acacia Research Corp (b)(c)	331,659	1,320,003
Alerus Financial Corp (c)	229,088	5,640,147
Better Home & Finance Holding Co Class A (b)(c)	54,377	1,648,167
Burford Capital Ltd (United States) (c)	1,957,577	18,968,921
Cannae Holdings Inc	459,256	6,617,879
Cantaloupe Inc (b)(c)	534,988	5,745,771
Cass Information Systems Inc	116,489	5,237,345
Compass Diversified Holdings	660,790	4,341,390
Enact Holdings Inc	275,063	10,939,256
Essent Group Ltd	921,835	58,001,858
Federal Agricultural Mortgage Corp Class C	90,593	15,337,395
Finance of America Cos Inc Class A (b)(c)	48,016	1,118,292
Flywire Corp (b)	1,139,363	14,355,974
HA Sustainable Infrastructure Capital Inc	1,191,119	40,986,405
International Money Express Inc (b)	260,152	4,021,950
Jackson Financial Inc	673,883	80,138,166
loanDepot Inc Class A (b)(c)	871,665	1,900,230
Marqeta Inc Class A (b)	3,542,815	14,631,826
Merchants Bancorp/IN	252,287	10,459,819
NCR Atleos Corp (b)	709,659	26,470,281
NewtekOne Inc (c)	225,871	3,047,000
NMI Holdings Inc (b)	759,371	29,402,845
Onity Group Inc (b)	63,552	2,873,821
Payoneer Global Inc (b)	2,703,620	17,276,132
Paysafe Ltd (b)(c)	314,210	2,155,481
Paysign Inc (b)	337,886	1,408,985
PennyMac Financial Services Inc	284,307	28,407,955
Priority Technology Holdings Inc (b)(c)	264,508	1,563,242
Radian Group Inc	1,320,314	43,438,331
Remitly Global Inc (b)	1,642,897	21,719,098
Repay Holdings Corp Class A (b)	654,655	2,284,746
Security National Financial Corp Class A (c)	153,251	1,351,674
Sezzle Inc (b)(c)	158,160	10,002,038
SWK Holdings Corp	28,265	494,637
Velocity Financial Inc (b)	106,785	2,166,668
Walker & Dunlop Inc	321,553	20,222,468
Waterstone Financial Inc	148,494	2,715,955
		518,412,151
Insurance - 1.7%
Abacus Global Management Inc Class A (c)	394,934	2,942,258
American Coastal Insurance Corp	235,924	2,606,960
American Integrity Insurance Group Inc	78,572	1,468,511
Amerisafe Inc	186,419	7,011,219
Ategrity Specialty Holdings LLC	62,750	1,117,578
Baldwin Insurance Group Inc/The Class A (b)(c)	694,630	15,226,290
Bowhead Specialty Holdings Inc (b)	173,314	4,256,592
Citizens Inc/TX Class A (b)(c)	442,164	2,454,010
CNO Financial Group Inc	933,922	39,271,420
Crawford & Co Class A	157,823	1,712,380
Donegal Group Inc Class A	165,418	3,088,354
eHealth Inc (b)	287,211	812,807
Employers Holdings Inc (c)	218,524	9,532,017
F&G Annuities & Life Inc	362,331	10,685,141
Genworth Financial Inc Class A (b)	3,945,226	32,903,185
GoHealth Inc Class A (b)	50,678	109,464
Goosehead Insurance Inc Class A (b)	229,883	14,215,965
Greenlight Capital Re Ltd Class A (b)	248,583	3,447,846
HCI Group Inc	105,051	16,668,442
Heritage Insurance Holdings Inc (b)	239,797	6,251,508
Hippo Holdings Inc (b)	173,782	5,178,704
Horace Mann Educators Corp	396,256	17,756,231
Investors Title Co	13,841	3,590,632
James River Group Holdings Inc	358,809	2,407,608
Kingstone Cos Inc	109,150	1,686,368
Lemonade Inc (b)(c)	588,851	51,071,047
MBIA Inc (b)(c)	435,822	2,789,261
Mercury General Corp	261,245	22,882,450
NI Holdings Inc (b)	65,763	895,692
Octave Specialty Group Inc (b)	399,405	2,264,626
Oscar Health Inc Class A (b)(c)	1,923,161	27,597,360
Palomar Hldgs Inc (b)	256,386	31,686,746
ProAssurance Corp (b)	492,809	11,935,834
Root Inc/OH Class A (b)(c)	119,509	7,425,094
Safety Insurance Group Inc	144,562	11,377,029
Selective Insurance Group Inc	591,938	49,770,147
Selectquote Inc (b)	1,375,702	1,953,497
Skyward Specialty Insurance Group Inc (b)	347,467	15,503,978
Slide Insurance Holdings Inc (b)	261,279	4,501,837
Stewart Information Services Corp	270,959	18,270,765
Tiptree Inc Class A	229,522	4,103,853
Trupanion Inc (b)	360,503	11,532,491
United Fire Group Inc	203,826	7,325,506
Universal Insurance Holdings Inc	248,130	7,555,559
		496,844,262
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
ACRES Commercial Realty Corp (b)	60,101	1,150,934
Adamas Trust Inc	833,516	6,668,128
Angel Oak Mortgage REIT Inc	138,691	1,244,058
Apollo Commercial Real Estate Finance Inc	1,361,366	14,716,366
Arbor Realty Trust Inc (c)	1,909,395	14,702,342
Ares Commercial Real Estate Corp	527,083	2,746,102
ARMOUR Residential REIT Inc	1,104,648	19,220,875
Blackstone Mortgage Trust Inc Class A	1,548,510	29,808,819
Brightspire Capital Inc Class A	1,277,896	7,641,818
Chimera Investment Corp	803,034	9,917,470
Claros Mortgage Trust Inc (b)	891,844	2,443,653
Dynex Capital Inc	1,437,584	19,953,667
Ellington Financial Inc	945,005	12,143,314
Franklin BSP Realty Trust Inc (c)	814,639	8,358,196
Invesco Mortgage Capital Inc (c)	706,286	6,066,997
Kkr Real Estate Finance Trust Inc (c)	548,666	4,542,954
Ladder Capital Corp Class A	1,106,687	12,140,356
Lument Finance Trust Inc	494,176	662,196
MFA Financial Inc	1,022,669	9,858,529
Nexpoint Real Estate Finance Inc	82,034	1,211,642
Orchid Island Capital Inc	1,503,448	11,726,894
Pennymac Mortgage Investment Trust	855,712	10,123,073
Ready Capital Corp	1,474,169	3,139,980
Redwood Trust Inc	1,249,250	6,845,890
Rithm Property Trust Inc	69,437	1,143,627
Seven Hills Realty Trust	226,829	1,955,266
Sunrise Realty Trust Inc	108,963	1,024,252
TPG Mortgage Investment Trust Inc	275,329	2,367,829
TPG RE Finance Trust Inc	670,761	6,056,972
Two Harbors Investment Corp	1,026,162	11,770,078
		241,352,277
TOTAL FINANCIALS		4,885,549,125
Health Care - 17.3%
Biotechnology - 8.5%
4D Molecular Therapeutics Inc (b)(c)	390,702	3,461,620
Abeona Therapeutics Inc (b)(c)	428,989	2,183,554
Absci Corp (b)(c)	1,329,181	3,974,251
ACADIA Pharmaceuticals Inc (b)	1,208,653	30,373,450
Actuate Therapeutics Inc (b)(c)	93,187	438,911
ADMA Biologics Inc (b)	2,253,070	38,978,111
Agios Pharmaceuticals Inc (b)	549,054	15,066,042
Akebia Therapeutics Inc (b)	2,450,987	3,455,892
Aldeyra Therapeutics Inc (b)(c)	528,763	2,834,170
Alector Inc (b)	781,483	1,477,003
Alkermes PLC (b)	1,576,717	53,434,939
Allogene Therapeutics Inc (b)(c)	1,509,134	2,776,807
Altimmune Inc (b)(c)	862,241	4,828,550
Amicus Therapeutics Inc (b)	2,892,793	41,338,012
AnaptysBio Inc (b)	179,118	8,491,984
Anavex Life Sciences Corp (b)(c)	815,464	3,832,681
Anika Therapeutics Inc (b)	118,137	1,090,405
Annexon Inc (b)	972,629	6,069,205
Apogee Therapeutics Inc (b)	374,460	24,530,875
Arbutus Biopharma Corp (b)(c)	1,470,133	6,071,649
Arcellx Inc (b)	333,045	22,750,304
Arcturus Therapeutics Holdings Inc (b)(c)	246,062	1,838,083
Arcus Biosciences Inc (b)	764,247	16,079,757
Arcutis Biotherapeutics Inc (b)	1,069,619	27,136,234
Ardelyx Inc (b)(c)	2,329,676	17,915,208
ArriVent Biopharma Inc (b)(c)	287,533	6,466,617
Arrowhead Pharmaceuticals Inc (b)	1,289,759	89,418,991
ARS Pharmaceuticals Inc (b)(c)	574,928	5,743,531
aTyr Pharma Inc (b)(c)	942,526	832,062
Aura Biosciences Inc (b)(c)	431,166	2,414,530
Avidity Biosciences Inc (b)	1,124,666	81,617,012
Avita Medical Inc (b)(c)	115,545	509,553
Beam Therapeutics Inc (b)	929,787	25,680,717
Bicara Therapeutics Inc (b)	306,430	5,148,024
BioCryst Pharmaceuticals Inc (b)	2,263,767	14,895,587
Biohaven Ltd (b)(c)	911,842	10,787,091
Bridgebio Pharma Inc (b)	1,541,789	119,134,037
Candel Therapeutics Inc (b)(c)	426,993	2,493,639
Capricor Therapeutics Inc (b)(c)	374,345	8,194,412
Cardiff Oncology Inc (b)(c)	601,281	1,052,242
CareDx Inc (b)	506,846	10,415,685
Cartesian Therapeutics Inc (b)(c)	101,770	695,089
Cartesian Therapeutics Inc rights (b)(c)(d)	1,117,119	323,965
Catalyst Pharmaceuticals Inc (b)	1,123,432	27,299,398
Celcuity Inc (b)(c)	312,763	34,222,527
Celldex Therapeutics Inc (b)	636,933	15,668,552
CG oncology Inc (b)	543,181	28,272,571
Chinook Therapeutics Inc rights (b)(d)	86,210	0
Cogent Biosciences Inc (b)	1,350,901	48,510,855
Coherus Oncology Inc (b)(c)	1,041,170	2,248,927
Compass Therapeutics Inc (b)(c)	1,272,460	8,143,744
Concentra Biosciences LLC rights (b)(d)	29,697	0
Corvus Pharmaceuticals Inc (b)	557,092	11,531,804
Cullinan Therapeutics Inc (b)	525,278	6,282,325
Cytokinetics Inc (b)	1,134,911	71,715,026
Day One Biopharmaceuticals Inc (b)	763,796	8,523,963
Denali Therapeutics Inc (b)	1,287,653	27,993,576
Design Therapeutics Inc (b)	232,278	2,371,558
DiaMedica Therapeutics Inc (b)(c)	329,929	2,652,629
Dianthus Therapeutics Inc (b)(c)	237,972	12,705,325
Disc Medicine Inc (b)	242,288	18,733,708
Dynavax Technologies Corp (b)	977,632	15,138,632
Dyne Therapeutics Inc (b)	1,202,806	21,518,199
Editas Medicine Inc (b)(c)	882,560	1,756,294
Eledon Pharmaceuticals Inc (b)(c)	548,916	1,207,615
Emergent BioSolutions Inc (b)(c)	506,863	5,747,826
Enanta Pharmaceuticals Inc (b)	264,009	3,405,716
Entrada Therapeutics Inc (b)	274,830	3,144,055
Erasca Inc (b)	1,687,820	17,738,988
Fate Therapeutics Inc (b)	1,056,190	1,256,866
Foghorn Therapeutics Inc (b)	328,899	1,878,013
Geron Corp (b)	5,302,875	7,264,939
Gossamer Bio Inc (b)(c)	1,861,532	4,244,293
GRAIL Inc (b)	341,789	33,433,800
Greenwich Lifesciences Inc (b)(c)	61,156	1,838,961
Gyre Therapeutics Inc (b)	114,794	928,683
Heron Therapeutics Inc (b)(c)	1,489,186	1,965,726
Humacyte Inc Class A (b)(c)	1,509,960	1,506,487
Ideaya Biosciences Inc (b)	780,269	25,116,859
ImmunityBio Inc (b)(c)	2,868,423	17,927,644
Immunome Inc (b)	911,354	22,437,535
Immunovant Inc (b)	681,735	17,725,110
Inhibikase Therapeutics Inc (b)(c)	587,644	881,466
Inhibrx Biosciences Inc (b)	88,081	6,717,938
Inmune Bio Inc (b)(c)	204,714	325,495
Intellia Therapeutics Inc (b)(c)	1,000,960	13,162,624
Iovance Biotherapeutics Inc (b)(c)	2,990,992	7,627,030
Ironwood Pharmaceuticals Inc Class A (b)	1,555,072	7,604,302
Jade Biosciences Inc	450,309	7,029,323
Janux Therapeutics Inc (b)	417,591	5,725,173
KalVista Pharmaceuticals Inc (b)(c)	372,850	5,820,189
Keros Therapeutics Inc (b)(c)	284,183	5,089,718
Kodiak Sciences Inc (b)	318,216	7,245,778
Korro Bio Inc (b)	65,661	875,261
Krystal Biotech Inc (b)	240,935	67,278,689
Kura Oncology Inc (b)	784,523	6,370,327
Kymera Therapeutics Inc (b)	548,519	39,871,846
Larimar Therapeutics Inc (b)(c)	473,563	1,676,413
Lexeo Therapeutics Inc (b)(c)	612,721	4,540,263
Madrigal Pharmaceuticals Inc (b)(c)	180,791	88,462,844
MannKind Corp (b)	2,939,718	16,991,570
MapLight Therapeutics Inc (c)	163,620	2,894,438
MeiraGTx Holdings plc (b)(c)	435,373	3,313,189
MiMedx Group Inc (b)	1,143,691	5,844,261
Mineralys Therapeutics Inc (b)	454,896	14,051,737
Mirum Pharmaceuticals Inc (b)(c)	398,250	41,107,365
Monopar Therapeutics Inc (b)(c)	44,563	2,690,714
Monte Rosa Therapeutics Inc (b)	453,593	9,307,728
Myriad Genetics Inc (b)	883,717	4,966,490
Neurogene Inc (b)	95,789	1,691,634
Nkarta Inc (b)	418,273	928,566
Novavax Inc (b)(c)	1,457,114	12,888,173
Nurix Therapeutics Inc (b)	974,569	16,099,880
Nuvalent Inc Class A (b)	486,657	50,072,139
Nuvectis Pharma Inc (b)(c)	149,784	1,214,748
Olema Pharmaceuticals Inc (b)	579,225	14,897,667
OmniAb Operations Inc (b)(c)(d)	45,323	21,302
OmniAb Operations Inc (b)(c)(d)	45,323	16,316
Oncternal Therapeutics Inc rights (b)(c)(d)	4,336	0
Organogenesis Holdings Inc Class A (b)	664,743	2,658,972
ORIC Pharmaceuticals Inc (b)(c)	643,811	6,605,501
Oruka Therapeutics Inc (b)	375,015	12,836,763
Palvella Therapeutics Inc (b)	70,481	5,405,188
Perspective Therapeutics Inc (b)(c)	581,683	2,204,579
Praxis Precision Medicines Inc (b)	238,954	75,031,556
Precigen Inc (b)(c)	1,751,802	7,865,591
Prime Medicine Inc (b)(c)	968,179	3,688,762
Protagonist Therapeutics Inc (b)	565,618	46,267,552
Protalix BioTherapeutics Inc (b)(c)	696,688	1,630,250
Protara Therapeutics Inc (b)	342,077	2,421,905
PTC Therapeutics Inc (b)	754,885	57,016,464
Puma Biotechnology Inc (b)	417,549	2,705,718
Recursion Pharmaceuticals Inc Class A (b)(c)	3,701,453	15,509,088
REGENXBIO Inc (b)	454,062	5,067,332
Relay Therapeutics Inc (b)(c)	1,369,404	10,489,635
Replimune Group Inc (b)	672,751	4,729,440
Rezolute Inc (b)	787,244	2,629,395
Rhythm Pharmaceuticals Inc (b)	514,398	52,736,083
Rigel Pharmaceuticals Inc (b)(c)	171,477	5,977,688
Rocket Pharmaceuticals Inc (b)	822,374	2,861,862
Sana Biotechnology Inc (b)	1,608,026	7,123,555
Savara Inc (b)(c)	1,376,618	7,433,737
Scholar Rock Holding Corp (b)	799,821	35,464,063
SELLAS Life Sciences Group Inc (b)(c)	1,206,647	4,549,059
Sionna Therapeutics Inc (b)(c)	156,150	6,598,899
Soleno Therapeutics Inc (b)	454,267	17,516,536
Solid Biosciences Inc (b)	573,155	3,702,581
Spyre Therapeutics Inc (b)	669,798	21,420,140
Stoke Therapeutics Inc (b)	436,083	13,230,758
Syndax Pharmaceuticals Inc (b)	827,988	16,816,436
Tango Therapeutics Inc (b)(c)	1,033,666	12,000,862
Taysha Gene Therapies Inc (b)	2,146,360	9,680,084
Tectonic Therapeutic Inc (b)(c)	107,066	2,140,249
Tevogen Bio Holdings Inc Class A (b)	275,686	83,726
TG Therapeutics Inc (b)(c)	1,411,810	41,549,568
Tobira Therapeutics Inc rights (b)(c)(d)	9,663	0
Tonix Pharmaceuticals Holding Corp (b)(c)	113,160	1,950,878
Travere Therapeutics Inc (b)	801,604	24,921,868
TriSalus Life Sciences Inc Class A (b)(c)	274,544	1,364,484
Twist Bioscience Corp (b)(c)	581,924	23,899,619
Tyra Biosciences Inc (b)(c)	251,717	7,757,918
Upstream Bio Inc (b)	319,405	9,927,107
UroGen Pharma Ltd (b)(c)	358,180	7,023,910
Vanda Pharmaceuticals Inc (b)	541,394	4,082,111
Vaxcyte Inc (b)	1,113,044	59,625,767
Vera Therapeutics Inc Class A (b)	540,394	23,377,444
Veracyte Inc (b)	761,846	29,011,096
Verastem Inc (b)(c)	519,473	3,168,785
Vericel Corp (b)	489,560	17,614,369
Vir Biotechnology Inc (b)	866,813	6,449,089
Viridian Therapeutics Inc (b)	776,595	25,627,635
Voyager Therapeutics Inc (b)	452,924	1,766,404
Xencor Inc (b)	684,726	8,278,337
XOMA Royalty Corp (b)	92,285	2,368,033
Zenas Biopharma Inc (b)	183,636	3,373,393
Zymeworks Inc (b)	484,125	10,907,336
		2,533,756,966
Health Care Equipment & Supplies - 2.5%
Accuray Inc Del (b)	986,211	796,168
Acme United Corp	32,769	1,369,417
Alphatec Holdings Inc (b)	1,140,143	16,908,321
AngioDynamics Inc (b)	381,682	3,954,226
Anteris Technologies Global Corp (b)(c)	331,782	1,980,739
Artivion Inc (b)	408,360	16,648,837
AtriCure Inc (b)	470,572	17,378,224
Avanos Medical Inc (b)	433,079	5,768,612
Axogen Inc (b)	431,983	15,054,608
Beta Bionics Inc (b)(c)	378,532	5,235,098
Bioventus Inc (b)	447,934	3,552,117
Butterfly Network Inc Class A (b)(c)	1,906,103	7,548,168
CapsoVision Inc (c)	55,325	277,731
Carlsmed Inc (c)	66,731	828,799
Ceribell Inc (b)	259,991	5,358,415
Cerus Corp (b)	1,795,655	4,183,876
ClearPoint Neuro Inc (b)(c)	256,499	3,316,532
CONMED Corp	304,524	11,690,676
CVRx Inc (b)(c)	155,775	1,067,059
Delcath Systems Inc (b)(c)	289,296	2,866,923
Electromed Inc (b)	65,519	1,957,053
Embecta Corp	570,727	6,055,413
Enovis Corp (b)	555,423	12,241,523
Glaukos Corp (b)	543,532	64,886,850
Haemonetics Corp (b)	468,503	31,230,410
ICU Medical Inc (b)	235,078	35,238,192
Inogen Inc (b)	232,634	1,372,541
Integer Holdings Corp (b)	335,288	29,123,116
Integra LifeSciences Holdings Corp (b)	651,076	7,252,987
iRadimed Corp	78,698	7,702,960
iRhythm Technologies Inc (b)	309,704	47,852,365
Kestra Medical Technologies Ltd	191,100	4,714,437
KORU Medical Systems Inc (b)	417,925	2,252,616
Lantheus Holdings Inc (b)	651,968	43,629,699
LeMaitre Vascular Inc	202,389	17,196,993
LENSAR Inc (b)	90,220	1,148,501
LivaNova PLC (b)	529,535	34,795,745
Lucid Diagnostics Inc (b)(c)	865,004	1,029,355
Merit Medical Systems Inc (b)	568,065	46,064,391
Myomo Inc (b)(c)	357,867	300,285
Neogen Corp (b)	2,125,842	21,726,105
Neuronetics Inc (b)(c)	384,945	804,535
NeuroPace Inc (b)	246,327	3,726,928
Novocure Ltd (b)	988,362	12,255,689
Omnicell Inc (b)	444,278	21,547,483
OraSure Technologies Inc (b)	689,589	1,923,953
Orthofix Medical Inc (b)	373,355	4,939,487
OrthoPediatrics Corp (b)	164,412	2,870,634
Outset Medical Inc (b)	161,066	806,941
Picard Medical Inc (c)	48,657	85,149
Pro-Dex Inc (b)(c)	20,846	817,789
PROCEPT BioRobotics Corp (b)(c)	519,154	15,034,700
Pulmonx Corp (b)	376,750	617,869
Pulse Biosciences Inc (b)(c)	173,278	2,396,435
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	17,423	55,577
QuidelOrtho Corp (b)	659,106	17,907,910
RxSight Inc (b)(c)	339,631	2,951,393
Sanara Medtech Inc (b)(c)	29,447	647,833
SANUWAVE Health Inc (b)	72,042	1,942,252
Shoulder Innovations Inc	46,851	663,410
SI-BONE Inc (b)(c)	373,854	6,198,499
Sight Sciences Inc (b)	405,916	2,549,152
STAAR Surgical Co (b)(c)	485,602	9,202,158
Stereotaxis Inc (b)(c)	593,657	1,300,109
Tactile Systems Technology Inc (b)	214,573	6,192,577
Tandem Diabetes Care Inc (b)(c)	659,451	13,116,480
TransMedics Group Inc (b)(c)	326,511	43,744,311
Treace Medical Concepts Inc (b)(c)	460,468	1,068,286
UFP Technologies Inc (b)(c)	73,199	18,383,197
Utah Medical Products Inc	29,537	1,803,529
Varex Imaging Corp (b)	397,184	5,536,745
		744,647,093
Health Care Providers & Services - 3.1%
Accendra Health Inc (b)(c)	731,048	1,615,616
AdaptHealth Corp (b)	990,021	9,949,711
Addus HomeCare Corp (b)	176,658	18,280,570
agilon health Inc (b)	3,011,507	2,506,176
AirSculpt Technologies Inc (b)(c)	165,440	491,357
Alignment Healthcare Inc (b)	1,649,102	37,154,268
AMN Healthcare Services Inc (b)	372,869	7,942,110
Ardent Health Inc (b)	226,732	1,852,400
Astrana Health Inc (b)	397,802	9,046,017
Aveanna Healthcare Holdings Inc (b)	674,345	5,664,498
BrightSpring Health Services Inc (b)	1,082,203	42,498,112
Brookdale Senior Living Inc (b)	2,258,172	33,872,580
Castle Biosciences Inc (b)	276,382	10,886,687
Clover Health Investments Corp Class A (b)(c)	3,975,462	8,905,035
Community Health Systems Inc (b)(c)	1,247,279	4,003,766
Concentra Group Holdings Parent Inc	1,133,798	25,147,640
CorVel Corp (b)	282,901	19,698,397
Cross Country Healthcare Inc (b)	306,739	2,858,807
DocGo Inc Class A (b)(c)	894,950	686,069
Enhabit Inc (b)	480,895	5,111,914
Ensign Group Inc/The	545,751	93,683,617
Fulgent Genetics Inc (b)	201,405	5,276,811
GeneDx Holdings Corp Class A (b)	184,943	17,802,613
Guardant Health Inc (b)	1,181,049	134,686,828
Guardian Pharmacy Services Inc Class A (b)(c)	219,359	6,624,642
HealthEquity Inc (b)	829,631	71,074,488
Hims & Hers Health Inc Class A (b)(c)	1,993,950	54,016,106
Innovage Holding Corp (b)	200,199	1,111,104
Joint Corp/The (b)(c)	134,995	1,320,251
LifeStance Health Group Inc (b)	1,618,338	11,441,650
National HealthCare Corp	123,611	17,689,970
National Research Corp Class A	116,372	2,367,006
NeoGenomics Inc (b)	1,255,075	15,136,205
Nutex Health Inc (b)(c)	33,425	4,973,306
Omada Health Inc	91,521	1,368,239
Oncology Institute Inc/The (b)(c)	661,800	1,793,478
OPKO Health Inc (b)	4,010,674	5,053,449
Option Care Health Inc (b)	1,553,396	52,815,464
PACS Group Inc (b)	428,280	14,458,733
Pediatrix Medical Group Inc (b)(c)	842,396	18,010,426
Pennant Group Inc/The (b)	329,105	9,089,880
Privia Health Group Inc (b)	1,131,086	26,263,817
Progyny Inc (b)	730,976	17,448,397
RadNet Inc (b)(c)	663,546	46,514,575
SBC Medical Group Holdings Inc (b)	87,536	400,914
Select Medical Holdings Corp	1,045,819	15,739,576
Sonida Senior Living Inc (b)(c)	50,575	1,610,814
Strata Critical Medical Inc (b)(c)	665,198	3,246,166
Surgery Partners Inc (b)	752,168	11,177,216
Talkspace Inc Class A (b)(c)	1,398,922	5,651,645
US Physical Therapy Inc (c)	146,922	12,322,348
Viemed Healthcare Inc (b)	329,355	2,526,153
		930,867,617
Health Care Technology - 0.3%
Claritev Corp Class A (b)(c)	73,706	2,001,855
Definitive Healthcare Corp Class A (b)	291,520	676,326
Evolent Health Inc Class A (b)	1,143,176	3,669,595
Health Catalyst Inc (b)(c)	658,458	1,415,685
HealthStream Inc	229,389	5,113,081
HeartFlow Inc (c)	189,281	5,653,823
LifeMD Inc (b)(c)	380,781	1,233,730
OptimizeRx Corp (b)(c)	153,832	1,655,232
Phreesia Inc (b)	556,791	7,477,703
Schrodinger Inc/United States (b)(c)	548,007	7,655,658
Simulations Plus Inc (b)(c)	162,825	2,750,114
Teladoc Health Inc (b)(c)	1,731,063	9,434,293
TruBridge Inc (b)(c)	94,894	1,836,199
Waystar Holding Corp (b)	1,070,310	28,427,435
		79,000,729
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (b)	1,074,291	21,700,678
Adaptive Biotechnologies Corp (b)	1,452,636	26,873,767
Alpha Teknova Inc (b)(c)	107,693	260,617
Atlantic International Corp (b)(c)	109,033	377,254
Azenta Inc (b)	396,910	15,431,861
BioLife Solutions Inc (b)	398,834	8,694,581
Codexis Inc (b)	852,305	1,056,858
CryoPort Inc (b)	474,603	4,513,475
Cytek Biosciences Inc (b)	1,144,477	5,722,385
Fortrea Holdings Inc (b)	887,859	14,924,910
Ginkgo Bioworks Holdings Inc Class A (b)(c)	402,899	3,614,004
Lifecore Biomedical Inc (b)(c)	266,806	2,318,544
Maravai LifeSciences Holdings Inc Class A (b)	1,063,095	3,571,999
MaxCyte Inc (b)	988,372	896,256
Mesa Laboratories Inc	51,298	4,040,230
Niagen Bioscience Inc (b)	511,893	3,066,239
OmniAb Inc (b)(c)	1,026,077	1,867,460
Pacific Biosciences of California Inc (b)(c)	2,685,654	6,069,578
Personalis Inc (b)(c)	488,678	4,578,913
Quanterix Corp (b)	429,791	2,724,875
Quantum-Si Inc Class A (b)(c)	1,537,654	1,737,549
Standard BioTools Inc (b)	2,918,610	4,086,054
		138,128,087
Pharmaceuticals - 2.4%
Aardvark Therapeutics Inc (c)	124,138	1,612,553
Aclaris Therapeutics Inc (b)	894,785	3,140,695
Alumis Inc (b)	549,623	13,471,260
Amneal Intermediate Inc Class A (b)	1,457,632	19,940,406
Amphastar Pharmaceuticals Inc (b)	353,745	9,370,705
Amylyx Pharmaceuticals Inc (b)	863,551	12,340,144
ANI Pharmaceuticals Inc (b)	176,648	14,458,639
Aquestive Therapeutics Inc (b)(c)	1,017,093	3,000,424
Arvinas Inc (b)	638,978	8,549,526
Atea Pharmaceuticals Inc (b)	689,835	2,924,900
Avadel Pharmaceuticals PLC Class A (b)	867,661	18,698,095
Axsome Therapeutics Inc (b)	398,766	73,472,636
BioAge Labs Inc (b)	230,995	4,386,595
Biote Corp Class A (b)	292,198	610,694
Collegium Pharmaceutical Inc (b)	305,211	14,015,289
CorMedix Inc (b)(c)	724,061	5,618,713
Crinetics Pharmaceuticals Inc (b)	950,733	47,479,606
Definium Therapeutics Inc (b)(c)	916,089	15,463,582
Edgewise Therapeutics Inc (b)	656,469	18,479,602
Enliven Therapeutics Inc (b)(c)	383,036	10,131,302
Esperion Therapeutics Inc (b)	2,272,311	7,703,134
Eton Pharmaceuticals Inc (b)(c)	248,908	3,736,109
Evolus Inc (b)	506,263	2,374,373
EyePoint Inc (b)	735,006	9,937,281
Fulcrum Therapeutics Inc (b)	419,255	4,498,606
Harmony Biosciences Holdings Inc (b)	425,433	15,536,813
Harrow Inc (b)(c)	306,676	12,555,315
Indivior Pharmaceuticals Inc	1,178,760	41,704,529
Innoviva Inc (b)	612,327	12,246,540
Journey Medical Corp (b)(c)	139,917	1,169,706
LB Pharmaceuticals Inc (c)	161,469	3,463,510
LENZ Therapeutics Inc (b)(c)	158,018	2,499,845
Ligand Pharmaceuticals Inc (b)	188,313	36,174,927
Liquidia Corp (b)	624,267	26,462,678
Maze Therapeutics Inc (b)	208,499	9,086,386
MBX Biosciences Inc (b)	277,110	10,211,504
Novartis AG rights (b)(d)	526,013	7
Nuvation Bio Inc Class A (b)	2,345,797	12,291,976
Ocular Therapeutix Inc (b)	1,809,964	16,543,071
Omeros Corp (b)(c)	640,480	7,487,211
Pacira BioSciences Inc (b)	435,256	8,940,158
Phathom Pharmaceuticals Inc (b)(c)	385,463	5,269,279
Phibro Animal Health Corp Class A	198,805	7,982,021
Prestige Consumer Healthcare Inc (b)	480,798	30,997,047
Rapport Therapeutics Inc (b)	277,016	7,371,396
Septerna Inc (b)(c)	208,071	4,856,377
SIGA Technologies Inc (c)	401,478	2,689,903
Supernus Pharmaceuticals Inc (b)	524,233	25,247,061
Tarsus Pharmaceuticals Inc (b)	380,794	24,576,445
Terns Pharmaceuticals Inc (b)	833,850	28,851,210
Theravance Biopharma Inc (b)	367,927	6,968,537
Third Harmonic Bio Inc (b)(c)(d)	250,248	3
Trevi Therapeutics Inc (b)(c)	882,982	9,244,822
Tvardi Therapeutics Inc (b)	53,802	213,594
WaVe Life Sciences Ltd (b)	1,126,275	14,573,999
Xeris Biopharma Holdings Inc (b)(c)	1,491,436	10,976,969
Zevra Therapeutics Inc (b)	542,501	4,882,509
		726,490,217
TOTAL HEALTH CARE		5,152,890,709
Industrials - 18.7%
Aerospace & Defense - 2.3%
AAR Corp (b)	380,391	40,287,211
AeroVironment Inc (b)(c)	367,873	102,412,164
AerSale Corp (b)	312,697	2,342,101
AIRO Group Holdings Inc (c)	79,304	816,037
Archer Aviation Inc Class A (b)(c)	6,137,938	44,131,774
Astronics Corp (b)	298,370	22,601,528
Byrna Technologies Inc (b)(c)	176,190	2,415,565
Cadre Holdings Inc	277,160	11,089,172
Ducommun Inc (b)	133,904	15,178,018
Eve Holding Inc Class A (b)(c)	934,365	3,681,398
Firefly Aerospace Inc (b)(c)	209,657	5,283,356
Intuitive Machines Inc Class A (b)(c)	1,064,051	20,206,328
Kratos Defense & Security Solutions Inc (b)	1,621,595	167,040,501
Mercury Systems Inc (b)	506,370	47,538,016
Moog Inc Class A	273,393	83,480,553
National Presto Industries Inc	50,636	6,451,026
Park Aerospace Corp (c)	178,444	4,370,094
Red Cat Holdings Inc (b)(c)	996,032	13,446,432
Redwire Corp Class A (b)(c)	712,585	8,372,874
Satellogic Inc Class A (b)(c)	817,545	3,760,707
V2X Inc (b)	224,907	15,480,349
Voyager Technologies Inc Class A	136,383	4,163,773
VSE Corp	223,444	48,838,155
		673,387,132
Air Freight & Logistics - 0.1%
Arrive AI Inc (c)	43,344	80,620
Forward Air Corp Class A (b)(c)	208,027	5,799,793
Hub Group Inc Class A	582,187	27,700,457
Radiant Logistics Inc (b)	347,678	2,339,873
		35,920,743
Building Products - 1.5%
American Woodmark Corp (b)	140,053	8,317,748
Apogee Enterprises Inc	207,443	7,702,359
AZZ Inc	288,284	35,830,818
CSW Industrials Inc	158,479	42,786,160
Gibraltar Industries Inc (b)	290,764	14,904,563
Griffon Corp	371,296	30,242,059
Insteel Industries Inc	181,421	6,012,292
Janus International Group Inc (b)	1,317,550	9,038,393
JELD-WEN Holding Inc (b)	827,411	2,250,557
Masterbrand Inc (b)	1,236,354	14,984,610
Modine Manufacturing Co (b)	509,678	94,117,139
Quanex Building Products Corp	449,171	8,408,481
Resideo Technologies Inc (b)	1,255,041	42,997,705
Tecnoglass Inc	263,971	12,910,822
UFP Industries Inc	566,109	58,467,738
Zurn Elkay Water Solutions Corp	1,458,932	67,271,355
		456,242,799
Commercial Services & Supplies - 1.4%
ABM Industries Inc	592,618	27,284,133
ACCO Brands Corp (c)	882,738	3,451,506
ACV Auctions Inc Class A (b)	1,632,788	12,752,074
BrightView Holdings Inc (b)	693,081	9,259,562
Brink's Co/The	408,314	51,872,211
Casella Waste Systems Inc Class A (b)(c)	610,910	61,628,601
CompX International Inc Class A	16,441	383,074
CoreCivic Inc (b)	1,025,540	19,003,256
Deluxe Corp	430,594	11,367,682
Ennis Inc	241,346	4,703,834
Enviri Corp (b)(c)	736,019	13,925,479
GEO Group Inc/The (b)	1,314,924	21,012,486
Healthcare Services Group Inc (b)	683,862	12,870,283
HNI Corp	619,499	29,605,857
Interface Inc	561,232	17,661,971
Liquidity Services Inc (b)	225,529	7,216,928
MillerKnoll Inc	666,590	13,385,127
Mobile Infrastructure Corp Class A (b)	142,550	454,734
Montrose Environmental Group Inc (b)(c)	320,709	7,145,397
NL Industries Inc	92,908	564,880
OPENLANE Inc (b)	1,020,996	30,670,720
Perma-Fix Environmental Services Inc (b)(c)	168,201	2,568,429
Pitney Bowes Inc	1,568,757	16,362,136
Quad/Graphics Inc Class A	281,820	1,724,738
UniFirst Corp/MA	142,357	30,606,755
Vestis Corp (c)	1,121,994	7,326,621
Virco Mfg. Corp (c)	110,909	775,254
		415,583,728
Construction & Engineering - 2.5%
Ameresco Inc Class A (b)	312,184	9,783,847
Arcosa Inc	471,754	54,001,680
Argan Inc	130,617	45,338,467
Bowman Consulting Group Ltd (b)	136,243	4,745,344
Centuri Holdings Inc (b)	761,287	21,011,521
Concrete Pumping Holdings Inc (b)	218,522	1,263,057
Construction Partners Inc Class A (b)	456,115	50,117,916
Dycom Industries Inc (b)	272,536	99,309,393
Fluor Corp (b)	1,567,180	72,388,044
Granite Construction Inc	425,014	51,316,190
Great Lakes Dredge & Dock Corp (b)	644,664	9,657,067
IES Holdings Inc (b)	87,907	33,430,153
Legence Corp Class A	360,390	16,905,895
Limbach Holdings Inc (b)	103,204	8,873,480
Matrix Service Co (b)	262,576	3,760,088
MYR Group Inc (b)	149,887	37,477,745
NWPX Infrastructure Inc (b)	91,678	6,183,681
Orion Group Holdings Inc (b)	366,495	4,478,569
Primoris Services Corp	526,134	77,999,366
Southland Holdings Inc (b)	118,551	220,505
Sterling Infrastructure Inc (b)	290,182	103,859,041
Tutor Perini Corp	432,352	34,108,249
		746,229,298
Electrical Equipment - 3.2%
Allient Inc	139,709	8,523,646
American Superconductor Corp (b)	425,504	12,731,080
Amprius Technologies Inc (b)(c)	1,073,462	13,353,867
Array Technologies Inc (b)(c)	1,477,470	16,732,348
Atkore Inc	327,797	22,765,502
Bloom Energy Corp Class A (b)	2,126,220	321,845,922
EnerSys	362,773	65,368,067
Enovix Corp Class B (b)(c)	1,641,657	10,867,769
Eos Energy Enterprises Inc (b)(c)	3,001,729	43,945,313
Fluence Energy Inc Class A (b)(c)	620,839	19,103,216
Hyliion Holdings Corp Class A (b)(c)	1,211,352	2,483,272
KULR Technology Group Inc (b)(c)	386,120	1,374,587
LSI Industries Inc	263,761	5,831,756
NANO Nuclear Energy Inc (b)(c)	389,793	11,457,965
Net Power Inc Class A (b)(c)	309,031	732,403
Nextpower Inc Class A (b)	1,419,109	166,163,473
NuScale Power Corp Class A (b)(c)	1,233,797	21,566,772
Plug Power Inc (b)(c)	10,953,602	23,166,868
Powell Industries Inc (c)	92,916	41,216,608
Power Solutions International Inc (b)(c)	83,283	5,968,060
Preformed Line Products Co	25,101	6,298,845
Shoals Technologies Group Inc (b)(c)	1,636,217	15,445,888
SKYX Platforms Corp (b)(c)	695,901	1,739,753
SunPower Inc Class A (b)(c)	609,934	1,049,086
Sunrun Inc (b)(c)	2,175,031	41,325,589
Thermon Group Holdings Inc (b)	319,116	14,439,999
Vicor Corp (b)	223,612	35,256,904
		930,754,558
Ground Transportation - 0.3%
ArcBest Corp	222,045	20,032,900
Covenant Logistics Group Inc Class A	145,886	3,588,796
Ftai Infrastructure Inc (c)	1,063,138	6,187,463
Heartland Express Inc	423,555	4,273,670
Hertz Global Holdings Inc (b)(c)	1,147,622	5,623,348
Marten Transport Ltd	569,095	6,999,869
PAMT CORP (b)(c)	60,138	652,496
Proficient Auto Logistics Inc (b)	235,862	2,377,489
RXO Inc (b)(c)	1,581,274	23,054,975
Universal Logistics Holdings Inc	66,526	1,065,081
Werner Enterprises Inc	583,960	20,000,630
		93,856,717
Machinery - 4.0%
3D Systems Corp (b)(c)	1,218,175	2,728,712
AirJoule Technologies Corp Class A (b)(c)	234,867	756,272
Alamo Group Inc (c)	100,636	19,655,217
Albany International Corp Class A	287,720	15,965,583
Alliance Laundry Holdings Inc (c)	424,831	9,380,268
Astec Industries Inc	222,852	10,857,349
Atmus Filtration Technologies Inc	810,502	46,984,801
Blue Bird Corp (b)	308,058	15,498,398
CECO Environmental Corp (b)	286,494	19,318,290
Chart Industries Inc (b)	438,936	91,008,990
Columbus McKinnon Corp/NY	276,907	5,837,200
Douglas Dynamics Inc	220,838	8,321,176
Eastern Co/The	58,948	1,102,328
Energy Recovery Inc (b)	504,078	7,354,498
Enerpac Tool Group Corp Class A	515,958	20,824,065
Enpro Inc	205,646	49,104,152
ESCO Technologies Inc	252,716	57,662,210
Federal Signal Corp	583,961	63,120,344
Franklin Electric Co Inc	377,149	37,571,583
Gencor Industries Inc (b)	105,260	1,509,428
Gorman-Rupp Co/The	203,047	11,064,031
Graham Corp (b)	101,212	7,076,743
Greenbrier Cos Inc/The	294,922	14,869,967
Helios Technologies Inc	322,406	20,885,461
Hillenbrand Inc	686,924	21,919,745
Hillman Solutions Corp (b)	1,922,406	18,012,944
Hyster-Yale Inc Class A	115,515	3,863,977
JBT Marel Corp	507,863	79,891,929
Kadant Inc	114,648	36,806,594
Kennametal Inc	741,648	25,505,275
L B Foster Co Class A (b)	98,755	2,967,588
Lindsay Corp	106,293	13,315,324
Manitowoc Co Inc/The (b)	335,002	4,328,226
Mayville Engineering Co Inc (b)	127,229	2,493,688
Microvast Holdings Inc (b)(c)	1,937,881	5,077,248
Miller Industries Inc/TN	108,569	4,448,072
Mueller Water Products Inc Class A1	1,516,399	41,048,921
Omega Flex Inc	37,256	1,229,075
Palladyne AI Corp Class A (b)(c)	297,416	1,939,152
Park-Ohio Holdings Corp	95,643	2,157,706
Proto Labs Inc (b)	231,063	12,165,467
REV Group Inc	471,804	30,148,276
Richtech Robotics Inc Class B (b)(c)	1,493,640	5,347,231
SPX Technologies Inc (b)	468,872	97,717,614
Standex International Corp	116,946	28,067,040
Tennant CO	179,479	13,656,557
Terex Corp	627,671	35,777,247
Titan International Inc (b)	473,925	4,521,245
Trinity Industries Inc	782,693	22,494,597
Wabash National Corp	390,622	3,957,001
Watts Water Technologies Inc Class A	266,848	79,870,275
Worthington Enterprises Inc	306,075	17,008,588
		1,154,193,668
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	308,397	6,445,497
Matson Inc	305,729	49,008,359
Pangaea Logistics Solutions Ltd	291,184	2,469,240
		57,923,096
Passenger Airlines - 0.4%
Allegiant Travel Co (b)(c)	140,431	12,446,400
flyExclusive Inc Class A (b)(c)	52,796	156,276
Frontier Group Holdings Inc (b)(c)	822,210	3,815,054
JetBlue Airways Corp (b)(c)	2,882,890	14,039,674
Joby Aviation Inc Class A (b)(c)	4,732,015	50,017,399
SkyWest Inc (b)	393,298	37,961,123
Sun Country Airlines Holdings Inc (b)	498,110	8,736,849
		127,172,775
Professional Services - 1.7%
Alight Inc Class A	4,225,888	6,465,609
Asure Software Inc (b)	248,669	2,392,196
Barrett Business Services Inc	241,668	9,183,384
BlackSky Technology Inc Class A (b)(c)	302,267	6,671,033
Cbiz Inc (b)	480,670	18,914,365
Conduent Inc (b)	1,415,265	1,967,218
CRA International Inc	62,175	11,747,345
CSG Systems International Inc	269,264	21,473,804
Exponent Inc	494,717	35,555,311
Falcon's Beyond Global Inc Class A (b)(c)	100,759	601,531
First Advantage Corp (b)	769,034	10,381,959
Forrester Research Inc (b)	113,553	920,915
Franklin Covey Co (b)(c)	104,864	2,136,080
HireQuest Inc (c)	56,189	631,002
Huron Consulting Group Inc (b)	165,447	27,960,543
IBEX Holdings Ltd (b)	96,929	3,605,759
ICF International Inc	179,057	16,697,065
Innodata Inc (b)(c)	299,037	16,578,611
Insperity Inc	352,626	15,067,709
Kelly Services Inc Class A	301,509	3,253,282
Kforce Inc	178,119	6,292,944
Korn Ferry	510,958	35,496,252
Legalzoom.com Inc (b)	1,237,507	11,001,437
Maximus Inc	550,624	52,000,931
Mistras Group Inc (b)	119,938	1,695,923
Planet Labs PBC Class A (b)	2,316,242	57,836,563
Rcm Technologies Inc (b)	46,755	972,972
Resolute Holdings Management Inc	41,305	8,424,568
Resources Connection Inc	316,034	1,431,634
Skillsoft Corp Class A (b)(c)	49,315	446,300
Spire Global Inc Class A (b)(c)	267,094	3,058,226
TIC Solutions Inc	1,941,982	19,614,018
TriNet Group Inc	290,632	17,798,304
TrueBlue Inc (b)(c)	279,232	1,496,684
TTEC Holdings Inc (b)(c)	196,468	626,733
Upwork Inc (b)	1,197,165	23,979,215
Verra Mobility Corp Class A (b)	1,550,181	29,918,493
Willdan Group Inc (b)	136,782	17,261,888
		501,557,806
Trading Companies & Distributors - 1.1%
Alta Equipment Group Inc Class A	186,783	1,262,653
BlueLinx Holdings Inc (b)(c)	74,425	5,177,003
Boise Cascade Co	367,624	29,707,695
Custom Truck One Source Inc Class A (b)(c)	580,356	3,667,850
Distribution Solutions Group Inc (b)	92,742	2,632,945
DNOW Inc (b)	1,807,079	27,449,530
DXP Enterprises Inc/TX (b)	126,369	16,434,288
EVI Industries Inc	50,051	1,286,311
GATX Corp	348,395	63,376,534
Global Industrial Co	139,503	4,263,212
Herc Holdings Inc	317,793	45,552,449
Hudson Technologies Inc (b)	371,456	2,663,340
Karat Packaging Inc	86,297	2,111,688
McGrath RentCorp	238,596	26,648,787
NPK International Inc (b)	794,965	10,978,467
Rush Enterprises Inc Class A	637,469	40,919,135
Rush Enterprises Inc Class B	38,638	2,280,028
Titan Machinery Inc (b)	202,753	3,298,791
Transcat Inc (b)	89,419	5,392,860
Willis Lease Finance Corp	27,253	4,967,677
Xometry Inc Class A (b)	422,616	24,144,052
		324,215,295
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	204,725	1,891,659
TOTAL INDUSTRIALS		5,518,929,274
Information Technology - 13.1%
Communications Equipment - 1.0%
ADTRAN Holdings Inc (b)	721,688	6,653,963
Applied Optoelectronics Inc (b)(c)	587,128	25,604,652
Aviat Networks Inc (b)(c)	113,065	2,465,948
BK Technologies Corp (b)	27,730	2,115,244
Calix Inc (b)	585,894	26,171,885
Clearfield Inc (b)(c)	111,613	3,322,719
Digi International Inc (b)	353,557	15,227,700
Extreme Networks Inc (b)	1,280,706	18,672,693
Harmonic Inc (b)	1,091,467	10,609,059
Inseego Corp (b)(c)	122,375	1,332,664
Netgear Inc (b)	265,217	5,545,687
NetScout Systems Inc (b)	678,957	18,881,794
Ribbon Communications Inc (b)	905,633	2,372,758
Viasat Inc (b)	1,201,979	54,293,392
Viavi Solutions Inc (b)	2,151,894	52,635,328
Vistance Networks Inc (b)	2,120,970	38,177,461
		284,082,947
Electronic Equipment, Instruments & Components - 3.0%
908 Devices Inc (b)(c)	266,236	1,679,949
Advanced Energy Industries Inc	366,592	93,612,934
Aeva Technologies Inc (b)(c)	364,816	4,658,700
Arlo Technologies Inc (b)	965,605	12,253,527
Badger Meter Inc	288,530	42,292,727
Bel Fuse Inc Class A	13,801	2,535,934
Bel Fuse Inc Class B	102,559	20,633,845
Belden Inc	380,301	44,689,171
Benchmark Electronics Inc	347,551	18,121,309
Climb Global Solutions Inc (c)	37,776	4,479,856
CTS Corp (c)	279,264	14,356,962
Daktronics Inc (b)	370,407	8,574,922
ePlus Inc	256,490	22,009,407
Evolv Technologies Holdings Inc Class A (b)	1,487,570	9,208,058
Frequency Electronics Inc (b)	64,171	3,374,111
Insight Enterprises Inc (b)	284,474	23,901,505
Itron Inc (b)	441,744	43,767,996
Kimball Electronics Inc (b)	235,625	7,118,231
Knowles Corp (b)	827,368	20,055,400
M-Tron Industries Inc (b)	23,910	1,559,888
Methode Electronics Inc	327,508	2,616,789
MicroVision Inc (b)(c)	2,937,735	2,387,203
Mirion Technologies Inc Class A (b)	2,331,411	57,912,249
Napco Security Technologies Inc	335,851	12,389,543
Neonode Inc (b)	123,204	222,999
nLight Inc (b)	450,555	20,549,814
Novanta Inc (b)	351,093	47,236,052
OSI Systems Inc (b)	157,616	39,426,066
Ouster Inc Class A (b)	531,426	11,069,604
PC Connection Inc	107,316	6,311,254
Plexus Corp (b)	261,318	52,088,517
Powerfleet Inc NJ (b)(c)	1,205,303	6,159,098
Richardson Electronics Ltd/United States	121,012	1,463,035
Rogers Corp (b)	175,369	17,052,882
Sanmina Corp (b)	508,315	72,018,070
ScanSource Inc (b)	212,358	9,129,270
TTM Technologies Inc (b)	995,619	97,769,787
Vishay Intertechnology Inc (c)	1,179,554	23,768,013
Vishay Precision Group Inc (b)	116,359	5,827,259
Vuzix Corp (b)(c)	662,028	1,741,134
		886,023,070
IT Services - 0.7%
Applied Digital Corp (b)(c)	2,311,796	78,323,648
ASGN Inc (b)	405,949	21,145,883
Backblaze Inc Class A (b)	534,963	2,434,082
BigBear.ai Holdings Inc (b)(c)	4,219,015	21,263,836
Commerce.com Inc (b)	645,438	2,013,767
Crexendo Inc (b)(c)	169,452	1,186,164
CSP Inc	70,472	804,789
DigitalOcean Holdings Inc (b)(c)	664,858	36,733,405
Fastly Inc Class A (b)	1,357,641	12,558,179
Grid Dynamics Holdings Inc (b)	650,017	5,375,641
Hackett Group Inc/The	244,339	4,459,187
Information Services Group Inc (c)	346,079	1,927,660
Rackspace Technology Inc (b)	814,302	498,026
TSS Inc/MD (b)(c)	204,996	2,090,959
Tucows Inc Class A (b)(c)	65,230	1,449,411
Unisys Corp (b)	637,204	1,675,847
Whitefiber Inc (c)	106,833	2,084,312
		196,024,796
Semiconductors & Semiconductor Equipment - 3.3%
ACM Research Inc Class A (b)	491,224	28,549,939
Aehr Test Systems (b)	277,247	7,108,613
Aeluma Inc (b)(c)	126,676	2,000,214
Alpha & Omega Semiconductor Ltd (b)	242,229	5,353,261
Ambarella Inc (b)	396,104	25,366,500
Ambiq Micro Inc (c)	45,489	1,382,411
Atomera Inc (b)(c)	296,034	867,379
Axcelis Technologies Inc (b)	302,010	26,598,021
Blaize Holdings Inc Class A (b)	755,476	1,027,447
CEVA Inc (b)	227,850	4,805,357
Cohu Inc (b)	443,915	12,669,334
Credo Technology Group Holding Ltd (b)	1,491,991	186,916,632
Diodes Inc (b)	445,854	26,390,098
FormFactor Inc (b)	757,482	53,394,906
Ichor Holdings Ltd (b)	330,777	10,035,774
Impinj Inc (b)	262,208	36,210,925
Kopin Corp (b)(c)	1,745,667	4,451,451
MaxLinear Inc (b)	802,532	13,923,930
Navitas Semiconductor Corp Class A (b)(c)	1,556,082	13,351,184
NVE Corp	47,484	3,204,695
PDF Solutions Inc (b)	309,802	9,867,194
Penguin Solutions Inc (b)	505,911	9,718,550
Photronics Inc (b)	555,422	19,200,939
Power Integrations Inc	544,898	25,032,614
Rambus Inc (b)	1,049,458	119,459,804
Rigetti Computing Inc Class A (b)(c)	3,107,728	56,467,418
Semtech Corp (b)	847,668	67,601,523
Silicon Laboratories Inc (b)	316,856	45,136,137
SiTime Corp (b)	209,535	76,084,254
SkyWater Technology Inc (b)	295,431	9,353,345
Synaptics Inc (b)	377,752	31,168,318
Ultra Clean Holdings Inc (b)	434,188	18,965,332
Veeco Instruments Inc (b)	576,731	18,011,309
		969,674,808
Software - 4.6%
8x8 Inc (b)	1,306,783	2,169,260
A10 Networks Inc	698,179	12,176,242
ACI Worldwide Inc (b)	1,005,694	43,606,892
Adeia Inc	1,057,398	19,128,330
Agilysys Inc (b)	251,533	21,820,488
Airship AI Holdings Inc Class A (b)(c)	225,789	702,204
Alarm.com Holdings Inc (b)	462,328	22,552,360
Alkami Technology Inc (b)(c)	669,945	14,196,135
Amplitude Inc Class A (b)	898,315	8,237,549
Appian Corp Class A (b)	383,218	10,691,782
Arteris Inc (b)	295,513	4,435,650
Asana Inc Class A (b)(c)	842,950	8,640,238
AudioEye Inc (b)(c)	76,985	725,199
AvePoint Inc Class A (b)	1,427,842	16,605,802
Bit Digital Inc (b)(c)	3,103,834	6,300,783
Bitdeer Technologies Group Class A (b)(c)	959,376	12,510,263
Blackbaud Inc (b)	371,426	19,945,576
BlackLine Inc (b)	505,789	23,504,015
Blend Labs Inc Class A (b)(c)	1,925,391	4,582,431
Box Inc Class A (b)	1,365,262	34,609,392
Braze Inc Class A (b)	830,500	17,291,010
C3.ai Inc Class A (b)(c)	1,226,368	13,502,312
Cerence Inc (b)(c)	394,868	4,473,854
Cipher Mining Inc (b)(c)	3,155,888	50,367,972
Cleanspark Inc (b)(c)	2,700,530	31,974,275
Clear Secure Inc Class A	840,440	27,415,153
Clearwater Analytics Holdings Inc Class A (b)	2,713,825	65,376,044
Commvault Systems Inc (b)	434,823	37,264,331
Consensus Cloud Solutions Inc (b)	182,944	3,907,684
Core Scientific Inc (b)(c)	2,822,347	50,774,023
CS Disco Inc (b)	235,684	1,473,025
Daily Journal Corp (b)(c)	12,320	7,224,078
Digimarc Corp (b)(c)	153,586	941,482
Digital Turbine Inc (b)(c)	1,055,652	5,510,503
Domo Inc Class B (b)	326,881	1,918,791
eGain Corp (b)(c)	158,199	1,624,704
EverCommerce Inc (b)(c)	143,300	1,726,765
Expensify Inc Class A (b)	593,082	859,969
Five9 Inc (b)	753,776	13,311,684
Freshworks Inc Class A (b)	1,952,894	21,052,197
I3 Verticals Inc Class A (b)(c)	229,149	5,089,399
Intapp Inc (b)	555,545	18,860,753
InterDigital Inc	251,986	82,258,310
Jamf Holding Corp (b)	755,610	9,860,711
Kaltura Inc (b)	882,608	1,438,651
Life360 Inc (b)(c)	199,460	11,427,063
LiveRamp Holdings Inc (b)	628,347	15,300,249
MARA Holdings Inc (b)(c)	3,618,574	34,376,453
Mitek Systems Inc (b)	430,256	4,311,165
N-able Inc/US (b)	697,171	4,231,828
NCR Voyix Corp (b)	1,352,340	13,415,213
NextNav Inc Class A (b)(c)	921,406	13,231,390
ON24 Inc (b)	362,656	2,890,368
OneSpan Inc	360,099	4,241,966
Ooma Inc (b)	246,672	2,898,396
Pagaya Technologies Ltd Class A (b)(c)	496,479	9,626,728
PagerDuty Inc (b)	870,579	9,228,137
PAR Technology Corp (b)(c)	390,070	10,223,735
Porch Group Inc (b)	842,738	6,649,203
Progress Software Corp (b)	416,824	17,056,438
Q2 Holdings Inc (b)	605,018	37,057,353
Qualys Inc (b)	355,420	46,879,898
Rapid7 Inc (b)	619,373	7,382,926
Red Violet Inc (c)	109,518	4,980,879
ReposiTrak Inc (c)	110,167	1,169,974
Rezolve AI PLC (b)(c)	1,747,264	4,507,941
Rimini Street Inc (b)(c)	475,306	1,639,806
Riot Platforms Inc (b)	3,392,317	52,479,144
SEMrush Holdings Inc Class A (b)	496,459	5,902,898
Silvaco Group Inc (b)(c)	82,160	368,077
SoundHound AI Inc Class A (b)(c)	3,648,174	30,863,552
SoundThinking Inc (b)	93,352	651,597
Sprinklr Inc Class A (b)	1,090,501	6,957,396
Sprout Social Inc Class A (b)	511,905	4,632,740
SPS Commerce Inc (b)	370,672	33,086,183
Synchronoss Technologies Inc (b)	90,554	796,875
Telos Corp (b)	519,377	2,835,798
Tenable Holdings Inc (b)	1,179,688	26,023,917
Terawulf Inc (b)(c)	2,950,152	39,443,532
Varonis Systems Inc (b)	1,131,412	33,761,334
Vertex Inc Class A (b)	682,563	12,661,544
Via Transportation Inc Class A (b)(c)	100,602	2,338,997
Viant Technology Inc Class A (b)	144,391	1,706,702
Weave Communications Inc (b)	589,183	3,829,690
Workiva Inc Class A (b)	488,361	37,613,564
Xperi Inc (b)	442,281	2,503,310
Yext Inc (b)	978,659	7,007,198
Zeta Global Holdings Corp Class A (b)	1,833,359	34,063,810
		1,364,893,238
Technology Hardware, Storage & Peripherals - 0.5%
Corsair Gaming Inc (b)(c)	453,034	2,310,473
CPI Card Group Inc (b)(c)	57,337	744,807
Diebold Nixdorf Inc (b)	240,045	16,565,505
Eastman Kodak Co (b)(c)	470,590	3,444,719
GPGI Inc Class A (b)	558,143	13,155,431
Immersion Corp	280,787	1,886,889
IonQ Inc (b)(c)	3,291,367	131,588,853
Quantum Computing Inc (b)(c)	1,961,437	18,182,521
Turtle Beach Corp (b)(c)	151,235	1,808,770
Xerox Holdings Corp (c)	1,166,630	2,554,920
		192,242,888
TOTAL INFORMATION TECHNOLOGY		3,892,941,747
Materials - 4.3%
Chemicals - 1.5%
AdvanSix Inc	259,693	4,113,537
American Vanguard Corp (b)	249,579	1,267,861
Arq Inc (b)(c)	309,523	1,101,902
Ascent Industries Co (b)	76,394	1,238,347
ASP Isotopes Inc (b)(c)	900,156	5,706,989
Aspen Aerogels Inc (b)(c)	644,915	2,173,364
Avient Corp	894,966	32,353,021
Balchem Corp	319,027	54,288,825
Cabot Corp	518,203	37,409,075
Chemours Co/The	1,466,427	21,981,741
Core Molding Technologies Inc (b)	77,829	1,519,222
Ecovyst Inc (b)	1,105,066	11,724,750
Flotek Industries Inc (b)(c)	138,586	2,407,239
Hawkins Inc	189,888	24,732,912
HB Fuller Co	532,081	31,978,068
Ingevity Corp (b)	353,792	23,275,976
Innospec Inc	241,480	19,733,746
Intrepid Potash Inc (b)	104,225	3,422,749
Koppers Holdings Inc	182,884	5,387,763
Kronos Worldwide Inc (c)	225,708	1,184,967
LSB Industries Inc (b)	521,886	4,848,321
Mativ Holdings Inc	524,251	6,317,225
Minerals Technologies Inc	306,473	20,153,664
Perimeter Solutions Inc (b)	1,352,479	35,367,326
PureCycle Technologies Inc (b)(c)	1,263,124	12,075,465
Quaker Chemical Corp	133,868	20,580,866
Rayonier Advanced Materials Inc (b)	622,568	4,831,128
Sensient Technologies Corp	411,291	38,875,225
Solesence Inc (b)	185,822	250,859
Stepan Co	210,196	12,109,392
Trinseo PLC (c)	355,424	159,940
Tronox Holdings PLC	1,168,413	7,080,583
Valhi Inc	25,796	366,044
		450,018,092
Construction Materials - 0.2%
Knife River Corp (b)	556,089	37,352,498
Smith-Midland Corp (b)(c)	27,066	951,099
United States Lime & Minerals Inc	105,050	12,661,677
		50,965,274
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	1,372,411	6,024,884
Greif Inc Class A	288,337	20,362,359
Greif Inc Class B (c)	8,758	728,490
Myers Industries Inc	360,184	7,445,003
O-I Glass Inc (b)	1,494,265	22,832,370
Ranpak Holdings Corp Class A (b)(c)	455,897	2,297,721
TriMas Corp	310,359	10,791,182
		70,482,009
Metals & Mining - 2.3%
Alpha Metallurgical Resources Inc (b)	113,843	23,884,261
American Battery Technology Co (b)(c)	1,100,934	4,447,773
Century Aluminum Co (b)(c)	513,551	23,279,267
Coeur Mining Inc (b)	6,227,663	127,293,433
Commercial Metals Co	1,082,395	83,203,704
Compass Minerals International Inc (b)	335,528	8,381,489
Constellium SE (b)	1,332,650	29,944,646
Contango ORE Inc (b)(c)	107,727	3,054,060
Dakota Gold Corp (b)	871,429	5,219,860
Ferroglobe PLC	1,161,609	5,517,643
Friedman Industries Inc	66,032	1,296,208
Hecla Mining Co	6,182,791	139,236,454
Idaho Strategic Resources Inc (b)(c)	139,517	5,030,983
Ivanhoe Electric Inc / US (b)(c)	1,036,326	17,710,811
Kaiser Aluminum Corp	156,184	19,151,282
Materion Corp (c)	200,948	27,787,089
Metallus Inc (b)	355,625	7,094,719
NioCorp Developments Ltd (b)(c)	1,043,847	6,158,697
Olympic Steel Inc	95,959	4,614,668
Perpetua Resources Corp (United States) (b)(c)	826,550	22,002,761
Ramaco Resources Inc Class A (b)(c)	403,827	7,878,665
Ryerson Holding Corp (c)	263,477	7,435,321
SunCoke Energy Inc	832,793	6,545,753
Tredegar Corp (b)	255,634	2,185,671
United States Antimony Corp (b)(c)	1,157,762	8,486,395
US Gold Corp (b)(c)	116,019	2,011,769
USA Rare Earth Inc Class A (b)(c)	856,273	19,197,641
Warrior Met Coal Inc	506,778	45,255,275
Worthington Steel Inc	319,085	12,836,790
		676,143,088
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	149,953	2,522,209
Magnera Corp (b)(c)	310,432	4,057,346
Sylvamo Corp	335,394	16,414,183
		22,993,738
TOTAL MATERIALS		1,270,602,201
Real Estate - 5.3%
Diversified REITs - 0.5%
Alexander & Baldwin Inc	720,062	14,934,086
Alpine Income Property Trust Inc	134,596	2,371,582
American Assets Trust Inc	520,457	9,399,453
Armada Hoffler Properties Inc Class A	805,956	5,617,513
Broadstone Net Lease Inc Class A	1,861,048	34,447,998
CTO Realty Growth Inc	315,039	5,598,243
Essential Properties Realty Trust Inc	1,940,106	58,901,619
Gladstone Commercial Corp	475,351	5,537,839
Global Net Lease Inc	1,946,179	18,410,853
Modiv Industrial Inc Class C	100,000	1,532,000
NexPoint Diversified Real Estate Trust	372,677	1,785,123
		158,536,309
Health Care REITs - 1.0%
American Healthcare REIT Inc	1,645,538	77,192,188
CareTrust REIT Inc	2,190,602	81,797,079
Community Healthcare Trust Inc	280,949	4,854,799
Diversified Healthcare Trust	2,133,280	12,394,357
Global Medical REIT Inc	129,324	4,466,851
LTC Properties Inc	449,395	16,389,436
National Health Investors Inc	459,823	37,760,665
Sabra Health Care REIT Inc	2,325,882	43,563,770
Sila Realty Trust Inc	550,238	13,398,295
Strawberry Fields REIT Inc	74,549	978,082
Universal Health Realty Income Trust	131,128	5,209,715
		298,005,237
Hotel & Resort REITs - 0.6%
Apple Hospitality REIT Inc	2,209,441	25,717,893
Braemar Hotels & Resorts Inc	552,432	1,474,993
Chatham Lodging Trust	469,435	3,337,683
DiamondRock Hospitality Co	2,016,024	18,507,100
Pebblebrook Hotel Trust	1,143,699	13,061,043
RLJ Lodging Trust	1,364,408	10,137,551
Ryman Hospitality Properties Inc	601,884	56,998,415
Service Properties Trust	1,504,744	2,994,441
Summit Hotel Properties Inc	1,051,971	4,649,712
Sunstone Hotel Investors Inc	1,785,169	15,655,932
Xenia Hotels & Resorts Inc	929,087	13,704,033
		166,238,796
Industrial REITs - 0.3%
Industrial Logistics Properties Trust	518,349	2,762,800
LXP Industrial Trust	571,804	28,332,888
One Liberty Properties Inc	194,698	4,195,742
Terreno Realty Corp	998,493	61,447,259
		96,738,689
Office REITs - 0.5%
Brandywine Realty Trust	1,737,966	4,918,444
COPT Defense Properties	1,113,637	34,311,156
Douglas Emmett Inc	1,594,612	16,839,103
Easterly Government Properties Inc (c)	424,106	9,919,839
Empire State Realty Trust Inc Class A	1,368,867	9,075,588
Franklin Street Properties Corp	776,574	652,322
Hudson Pacific Properties Inc (b)	519,371	4,476,978
JBG SMITH Properties	585,137	9,853,707
NET Lease Office Properties	141,394	2,758,597
Peakstone Realty Trust	362,690	5,665,218
Piedmont Realty Trust Inc Class A1	1,208,397	10,174,703
Postal Realty Trust Inc Class A	233,675	4,259,895
SL Green Realty Corp	702,230	31,445,859
		144,351,409
Real Estate Management & Development - 0.7%
American Realty Investors Inc (b)	13,214	227,676
Compass Inc Class A (b)	6,244,721	78,183,907
Cushman & Wakefield Ltd	2,249,184	36,976,585
Douglas Elliman Inc (b)	717,349	1,936,842
eXp World Holdings Inc (c)	860,036	7,774,725
Forestar Group Inc (b)	188,189	4,896,678
FRP Holdings Inc (b)	110,804	2,649,324
Kennedy-Wilson Holdings Inc	1,176,533	11,588,850
Marcus & Millichap Inc	233,923	6,362,706
Maui Land & Pineapple Co Inc (b)(c)	66,476	1,138,734
Newmark Group Inc Class A	1,437,583	25,632,105
RE/MAX Holdings Inc Class A (b)	176,109	1,370,128
RMR Group Inc/The Class A	161,192	2,442,059
Seaport Entertainment Group Inc (b)(c)	70,571	1,333,086
St Joe Co/The	369,719	24,471,701
Stratus Properties Inc (b)(c)	66,894	1,984,745
Tejon Ranch Co (b)	201,696	3,245,289
Transcontinental Realty Investors Inc (b)	18,889	1,005,273
		213,220,413
Residential REITs - 0.3%
Apartment Investment and Management Co Class A	1,264,250	7,433,790
BRT Apartments Corp	114,381	1,680,257
Centerspace	165,608	10,643,626
Clipper Realty Inc	153,023	534,050
Independence Realty Trust Inc	2,349,775	39,241,244
NexPoint Residential Trust Inc	222,655	6,728,634
UMH Properties Inc	792,353	12,384,477
Veris Residential Inc	738,996	11,225,349
		89,871,427
Retail REITs - 1.1%
Acadia Realty Trust	1,290,733	25,827,567
Alexander's Inc	21,777	5,333,187
CBL & Associates Properties Inc	178,771	6,400,002
Curbline Properties Corp	951,405	23,071,571
FrontView REIT Inc	207,235	3,400,726
Getty Realty Corp	535,009	15,975,369
InvenTrust Properties Corp	764,179	22,459,221
Kite Realty Group Trust	2,125,772	49,934,384
Macerich Co/The	2,473,416	46,821,765
NETSTREIT Corp (c)	826,852	15,577,892
Phillips Edison & Co Inc	1,232,568	44,655,939
Saul Centers Inc	123,592	3,921,574
SITE Centers Corp	501,322	3,068,091
Tanger Inc	1,089,044	35,633,520
Urban Edge Properties	1,244,931	24,189,009
Whitestone REIT	444,678	6,332,215
		332,602,032
Specialized REITs - 0.3%
Farmland Partners Inc	382,285	4,438,329
Four Corners Property Trust Inc	1,044,932	25,757,574
Gladstone Land Corp	342,933	3,823,702
Outfront Media Inc	1,440,552	35,034,225
Safehold Inc	556,627	7,854,007
Smartstop Self Storage REIT Inc	306,927	9,649,785
		86,557,622
TOTAL REAL ESTATE		1,586,121,934
Utilities - 2.8%
Electric Utilities - 1.0%
Genie Energy Ltd Class B	205,905	2,835,312
Hawaiian Electric Industries Inc (b)	1,697,017	25,998,300
MGE Energy Inc	358,535	28,639,776
Oklo Inc Class A (b)(c)	1,057,194	84,173,787
Otter Tail Corp	375,015	33,436,337
Portland General Electric Co	1,103,525	55,452,131
TXNM Energy Inc	976,434	57,531,491
		288,067,134
Gas Utilities - 0.8%
Chesapeake Utilities Corp	227,282	29,246,648
New Jersey Resources Corp	983,704	48,673,674
Northwest Natural Holding Co	400,150	18,630,984
ONE Gas Inc	582,951	46,379,582
RGC Resources Inc	84,758	1,840,096
Southwest Gas Holdings Inc	629,271	52,116,224
Spire Inc	567,931	47,984,490
		244,871,698
Independent Power and Renewable Electricity Producers - 0.2%
Hallador Energy Co (b)	301,338	5,571,740
Montauk Renewables Inc (b)	681,885	1,186,480
Ormat Technologies Inc	593,411	74,140,770
		80,898,990
Multi-Utilities - 0.5%
Avista Corp	792,774	32,733,638
Black Hills Corp	715,018	52,182,014
Northwestern Energy Group Inc	600,763	40,767,777
Unitil Corp	172,336	8,773,626
		134,457,055
Water Utilities - 0.3%
American States Water Co	376,075	27,438,432
Cadiz Inc (b)(c)	533,767	3,010,446
California Water Service Group	583,450	26,080,215
Consolidated Water Co Ltd	146,202	5,538,132
Global Water Resources Inc	124,751	1,081,591
H2O America	325,961	16,963,010
Middlesex Water Co	180,148	9,436,152
Pure Cycle Corp (b)	197,414	2,286,054
York Water Co/The	139,429	4,682,026
		96,516,058
TOTAL UTILITIES		844,810,935
TOTAL UNITED STATES		28,411,247,290
TOTAL COMMON STOCKS (Cost $21,486,197,653)		29,601,908,649

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (g) (Cost $12,247,830)	3.82	12,262,000	12,249,761

Money Market Funds - 8.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	103,812,262	103,833,025
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	2,547,280,584	2,547,535,312
TOTAL MONEY MARKET FUNDS (Cost $2,651,350,374)			2,651,368,337

TOTAL INVESTMENT IN SECURITIES - 108.5% (Cost $24,149,795,857)	32,265,526,747
NET OTHER ASSETS (LIABILITIES) - (8.5)%	(2,535,233,064)
NET ASSETS - 100.0%	29,730,293,683

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	984	3/2026	129,130,320	3,702,485

The notional amount of long futures as a percentage of Net Assets is 0.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,683,565 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,897,112.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $238,258,526.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,848,609	1,806,140,045	1,754,166,817	2,834,427	11,188	-	103,833,025	103,812,262	0.2%
Fidelity Securities Lending Cash Central Fund	2,048,610,113	6,921,623,016	6,422,688,716	19,726,549	(9,101)	-	2,547,535,312	2,547,280,584	8.0%
Total	2,100,458,722	8,727,763,061	8,176,855,533	22,560,976	2,087	-	2,651,368,337

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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